UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/10

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

commerce funds

Annual Report

October 31, 2010

commerce funds

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios — each targeting a specific investment goal — we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward T h e C o m m e rc e F u n d s

MidCap Growth Growth Value Intermediate Kansas Tax-Free Bond

Risk Intermediate Missouri Tax-Free Bond Return Potential Intermediate National Tax-Free Bond Bond

Short-Term Government

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2010 and is audited, except where noted. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2010.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2010, the Fund generated an annualized total return of 16.98%. This return compares to the 19.65% annualized total return of the Fund’s benchmark, the Russell 1000® Growth Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: In June of every year Russell Corp. rebalances its growth and value indexes to adjust for changes in companies’ growth rates over the past year. This readjustment typically has a minimal effect on the Fund’s portfolio. This year was an exception though, as we saw many health care and consumer stocks move to the value index and a large increase in energy stocks in the growth index. As we adjusted the Fund to the new weightings, we lost ground to the Index in July and August.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: As mentioned above, the Index rebalancing caused the Fund’s energy and oil service related holdings to increase significantly to match the Growth Index 10% weighting. With oil prices moving higher these stocks could show strong growth into 2011.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Over the last year consumer confidence has remained depressed and unemployment levels high. Surprisingly a majority of the best performing stocks were companies that provided services to consumers. For most of the year, the Fund had over 20% exposure to consumer related companies and stock selection was good. A few examples of strong performers which the Fund held all year were AutoZone*, Panera Bread* and McDonald’s*, which rose 75%, 49% and 32%, respectfully.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s overweight in the health sector hurt performance for the year. We had hoped health care stocks would rebound after health care legislation was passed. Unfortunately, the new legislation brought more confusion than clarity driving health related stocks lower. We have since reduced our health care exposure.

*	The Fund may discontinue investing is these securities at any time.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2010 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2009 - October 31, 2010	Fund Total Return(a)	Index Total Return	Index
Growth Fund	16.98%	19.65%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2010(b)

Standardized Average Annual Total Return through September 30, 2010(b)	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	9.90%	1.27%	-2.40%	6.33%
Russell 1000® Growth Index (as of December 12, 1994)(c)	12.65%	2.06%	-3.44%	7.06%

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2000 through October 31, 2010.

Average Annual Total Return through October 31, 2010	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	16.98%	2.39%	-1.73%	6.63%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Growth Fund	1.13%	1.22%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

     Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1,000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of the waiver and expense agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2010

Shares	Description	Value
Common Stocks – 99.5%
Communications* – 1.1%
34,000	SBA Communications Corp. Class A	$ 1,334,840

Consumer Durables – 2.7%
163,100	Ford Motor Co.*	2,304,603
44,300	Leggett & Platt, Inc.	902,834

		3,207,437

Consumer Non-Durables – 8.3%
22,500	Coach, Inc.	1,125,000
16,100	Colgate-Palmolive Co.	1,241,632
39,500	PepsiCo, Inc.	2,579,350
12,000	Philip Morris International, Inc.	702,000
12,600	Polo Ralph Lauren Corp.	1,220,688
19,600	Procter & Gamble Co.	1,245,972
19,500	The Clorox Co.	1,297,725
7,800	The Coca-Cola Co.	478,296

		9,890,663

Consumer Services – 5.0%
40,800	DIRECTV*	1,773,168
28,900	Expedia, Inc.	836,655
5,100	McDonald’s Corp.	396,627
13,000	Panera Bread Co.*	1,163,630
61,700	Starbucks Corp.	1,757,216

		5,927,296

Distribution Services – 1.2%
11,900	W.W. Grainger, Inc.	1,475,957

Electronic Technology – 20.6%
15,700	Apple, Inc.*	4,723,659
154,700	Cisco Systems, Inc.*	3,531,801
78,800	Corning, Inc.	1,440,464
18,400	Dolby Laboratories, Inc. Class A*	1,134,912
16,400	Harris Corp.	741,116
74,400	Hewlett-Packard Co.	3,129,264
119,000	Intel Corp.	2,388,330
50,600	Linear Technology Corp.	1,630,838
11,600	Lockheed Martin Corp.	826,964
42,700	Polycom, Inc.*	1,442,406
62,000	QLogic Corp.*	1,089,340
61,800	Texas Instruments, Inc.	1,827,426
21,000	Western Digital Corp.*	672,420

		24,578,940

Energy Minerals – 7.8%
44,300	Arch Coal, Inc.	1,089,337
18,700	Chevron Corp.	1,544,807
8,000	Cimarex Energy Co.	614,000
66,000	Exxon Mobil Corp.	4,387,020
22,200	Occidental Petroleum Corp.	1,745,586

		9,380,750

Finance – 3.0%
46,400	Morgan Stanley & Co.	1,153,968
15,300	Northern Trust Corp.	759,339

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
15,800	Prudential Financial, Inc.	$ 830,764
51,400	The Charles Schwab Corp.	791,560

		3,535,631

Health Services – 2.5%
42,750	Lincare Holdings, Inc.	1,120,905
35,000	Medco Health Solutions, Inc.*	1,838,550

		2,959,455

Health Technology – 10.6%
13,000	Abbott Laboratories	667,160
22,400	Allergan, Inc.	1,621,984
20,700	Becton, Dickinson & Co.	1,563,264
19,600	C. R. Bard, Inc.	1,629,152
48,700	Gilead Sciences, Inc.*	1,931,929
3,300	Intuitive Surgical, Inc.*	867,735
20,700	Johnson & Johnson	1,317,969
26,200	Medtronic, Inc.	922,502
15,500	Stryker Corp.	767,095
52,358	Valeant Pharmaceuticals International, Inc.	1,445,605

		12,734,395

Industrial Services – 2.0%
8,900	Diamond Offshore Drilling, Inc.	588,824
26,100	Schlumberger Ltd.	1,824,129

		2,412,953

Non-Energy Minerals – 1.5%
13,000	Freeport-McMoRan Copper & Gold, Inc.	1,230,840
9,600	Newmont Mining Corp.	584,352

		1,815,192

Process Industries – 2.4%
49,300	International Paper Co.	1,246,304
15,500	The Lubrizol Corp.	1,588,595

		2,834,899

Producer Manufacturing – 7.0%
8,400	Eaton Corp.	746,172
35,800	Illinois Tool Works, Inc.	1,636,060
114,600	The Manitowoc Co., Inc.	1,276,644
39,900	The Timken Co.	1,652,658
40,600	United Technologies Corp.	3,035,662

		8,347,196

Retail Trade – 4.9%
6,400	AutoZone, Inc.*	1,520,832
22,600	Dick’s Sporting Goods, Inc.*	651,332
25,900	Lowe’s Cos., Inc.	552,447
14,900	Target Corp.	773,906
26,700	The Gap, Inc.	507,567
34,800	Wal-Mart Stores, Inc.	1,885,116

		5,891,200

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 16.0%
26,700	Adobe Systems, Inc.*	$ 751,605
25,800	BMC Software, Inc.*	1,172,868
7,400	Google, Inc.*	4,536,126
39,100	International Business Machines Corp.	5,614,760
170,900	Microsoft Corp.	4,552,776
86,700	Oracle Corp.	2,548,980

		19,177,115

Transportation – 2.9%
11,900	CSX Corp.	731,255
15,500	Union Pacific Corp.	1,359,040
49,350	United Continental Holdings, Inc.*	1,433,123

		3,523,418

TOTAL COMMON STOCKS
(Cost $108,005,817)		$119,027,337

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co.
$699,000	0.010%	11/01/10	$ 699,000
Maturity Value: $699,001
(Cost $699,000)

TOTAL INVESTMENTS – 100.1%
(Cost $108,704,817)			$119,726,337

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(159,299)

NET ASSETS – 100.0%			$119,567,038

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 29, 2010. This agreement was fully collateralized by $665,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $714,809.

PORTFOLIO COMPOSITION

	AS OF 10/31/10	AS OF 10/31/09

Electronic Technology	20.6%	19.6%
Technology Services	16.0	18.6
Health Technology	10.6	11.3
Consumer Non-Durables	8.3	9.1
Energy Minerals	7.8	3.9
Producer Manufacturing	7.0	4.8
Consumer Services	5.0	4.9
Retail Trade	4.9	6.9
Finance	3.0	7.0
Transportation	2.9	0.6
Consumer Durables	2.7	—
Health Services	2.5	3.3
Process Industries	2.4	3.4
Industrial Services	2.0	1.5
Non-Energy Minerals	1.5	1.4
Distribution Services	1.2	1.4
Communications	1.1	—
Utilities	—	0.9
Commercial Services	—	0.2
Short-term Investment	0.6	1.3

TOTAL INVESTMENTS	100.1%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2010.

A conversation with Matthew Schmitt and Joe Williams, Portfolio Co-Managers of the Value Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2010, the Fund generated an annualized total return of 13.88%. This return compares to the 15.71% annualized total return of the Fund’s benchmark, the Russell 1000® Value Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Security selection was the primary detractor from Fund returns during the period. The Fund suffered its worst underperformance during the period of market volatility at mid year when there were large swings from month to month in market leadership.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: We increased the number of names in the portfolio during the 2008/2009 period to help deal with the increased market volatility. More recently, we have been reducing the number of names in the portfolio back towards our usual range of 120-130. The portfolio currently holds 133 names.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund maintained modest sector bets during the year, but several small sector differences added to Fund returns. An underweight position in both finance and energy minerals, which were the two poorest performing sectors, helped offset other areas of weakness. A couple of stocks stand out for their strong returns during the year such as Timken Company*, Hill-Rom Holdings* and Ford Motor Company*.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: While no one sector stands out above the rest, security selection across many of the sectors drove Fund underperformance during the period. Stocks such as Bank of America* and Morgan Stanley* in the finance sector, Masco* in producer manufacturing, Chesapeake Energy* in energy minerals and Hewlett-Packard* in electronic technology were among the worst performers during the period.

*	The Fund may discontinue investing is these securities at any time.

COMMERCE VALUE FUND

Performance Summary

October 31, 2010 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2009 - October 31, 2010	Fund Total Return(a)	Index Total Return	Index
Value Fund	13.88%	15.71%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2010(b)

Standardized Average Annual Total Return through September 30, 2010(b)	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	8.19%	-1.15%	0.67%	3.20%
Russell 1000® Value Index (as of March 3, 1997)(c)	8.90%	-0.48%	2.59%	5.57%

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2000 through October 31, 2010.

Average Annual Total Return through October 31, 2010	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	13.88%	-0.10%	0.94%	3.41%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Value Fund	1.20%	1.22%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

     Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of the waiver and expense agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2010

Shares	Description	Value
Common Stocks – 96.4%
Commercial Services – 0.9%
8,000	Lamar Advertising Co.*	$ 271,920
11,000	R.R. Donnelley & Sons Co.	202,950

		474,870

Communications – 5.2%
45,000	AT&T, Inc.	1,282,500
35,000	Verizon Communications, Inc.	1,136,450
7,500	Virgin Media, Inc.	190,725

		2,609,675

Consumer Durables* – 0.8%
28,000	Ford Motor Co.	395,640

Consumer Non-Durables – 5.7%
12,000	General Mills, Inc.	450,480
8,000	Molson Coors Brewing Co. Class B	377,840
3,500	PepsiCo, Inc.	228,550
17,500	Procter & Gamble Co.	1,112,475
8,000	Reynolds American, Inc.	519,200
9,000	Smithfield Foods, Inc.*	150,750

		2,839,295

Consumer Services – 7.5%
8,000	Cablevision Systems Corp.	213,920
13,000	CBS Corp. Class B	220,090
14,000	Comcast Corp.	288,120
14,000	DIRECTV*	608,440
9,000	DISH Network Corp.	178,740
7,500	eBay, Inc.*	223,575
12,000	Hyatt Hotels Corp.*	483,600
13,000	News Corp.	187,980
14,000	The Walt Disney Co.	505,540
12,000	Time Warner, Inc.	390,120
5,500	Viacom, Inc. Class B	212,245
8,000	Wyndham Worldwide Corp.	230,000

		3,742,370

Distribution Services* – 0.8%
6,000	Arrow Electronics, Inc.	177,660
12,000	Ingram Micro, Inc.	211,920

		389,580

Electronic Technology – 3.9%
23,000	Advanced Micro Devices, Inc.*	168,590
3,000	General Dynamics Corp.	204,360
6,000	Hewlett-Packard Co.	252,360
20,000	Intel Corp.	401,400
2,000	Lockheed Martin Corp.	142,580
23,000	Micron Technology, Inc.*	190,210
9,000	QLogic Corp.*	158,130
4,000	Raytheon Co.	184,320
20,000	Vishay Intertechnology, Inc.*	226,000

		1,927,950

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – 9.8%
4,000	Apache Corp.	$ 404,080
8,000	Chesapeake Energy Corp.	173,600
22,000	Chevron Corp.	1,817,420
14,000	ConocoPhillips	831,600
4,000	Devon Energy Corp.	260,080
2,000	EOG Resources, Inc.	191,440
9,000	Marathon Oil Corp.	320,130
7,000	Occidental Petroleum Corp.	550,410
8,000	Plains Exploration & Production Co.*	222,960
3,500	QEP Resources, Inc.	115,605

		4,887,325

Finance – 26.4%
6,000	Allied World Assurance Co. Holdings Ltd.	343,260
7,500	American Express Co.	310,950
7,000	Ameriprise Financial, Inc.	361,830
13,000	Annaly Capital Management, Inc.	230,230
4,000	Assurant, Inc.	158,160
85,000	Bank of America Corp.	972,400
3,500	Bank of Hawaii Corp.	151,165
12,000	Berkshire Hathaway, Inc. Class B*	954,720
1,500	BlackRock, Inc.	256,485
5,000	Capital One Financial Corp.	186,350
600	CME Group, Inc.	173,790
4,500	CNA Financial Corp.*	124,740
15,000	Discover Financial Services	264,750
7,000	Equity Residential	340,410
13,000	Fifth Third Bancorp	163,280
6,000	HCP, Inc.	216,060
40,000	JPMorgan Chase & Co.	1,505,200
7,000	Lincoln National Corp.	171,360
4,500	Loews Corp.	177,660
1,500	M&T Bank Corp.	112,125
5,000	MetLife, Inc.	201,650
14,000	Morgan Stanley & Co.	348,180
6,000	NYSE Euronext	183,840
5,000	PNC Financial Services Group, Inc.	269,500
23,000	Principal Financial Group, Inc.	617,320
3,000	Prudential Financial, Inc.	157,740
5,500	Raymond James Financial, Inc.	155,210
2,000	Simon Property Group, Inc.	192,040
3,000	SL Green Realty Corp.	197,160
5,000	StanCorp Financial Group, Inc.	214,500
5,500	State Street Corp.	229,680
6,000	The Chubb Corp.	348,120
7,500	The Hartford Financial Services Group, Inc.	179,850
8,500	The Travelers Cos., Inc.	469,200
20,000	U.S. Bancorp.	483,600
6,500	Unum Group	145,730
2,000	Vornado Realty Trust	174,780
50,000	Wells Fargo & Co.	1,304,000
10,000	Weyerhaeuser Co.	162,200

		13,209,225

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 0.7%
6,500	WellPoint, Inc.	$ 353,210

Health Technology – 9.9%
5,500	Abbott Laboratories	282,260
5,000	Amgen, Inc.*	285,950
6,000	Baxter International, Inc.	305,400
10,000	CareFusion Corp.*	241,400
8,000	Eli Lilly & Co.	281,600
8,000	Hill-Rom Holdings, Inc.	310,000
20,000	Johnson & Johnson	1,273,400
16,000	Merck & Co., Inc.	580,480
80,000	Pfizer, Inc.	1,392,000

		4,952,490

Industrial Services – 3.4%
8,000	Diamond Offshore Drilling, Inc.	529,280
13,000	National-Oilwell Varco, Inc.	698,880
13,000	Waste Management, Inc.	464,360

		1,692,520

Non-Energy Minerals – 0.3%
13,000	Alcoa, Inc.	170,690

Process Industries – 3.0%
6,000	Archer-Daniels-Midland Co.	199,920
5,500	Cabot Corp.	187,110
4,000	Eastman Chemical Co.	314,280
9,000	MeadWestvaco Corp.	231,570
7,000	Sonoco Products Co.	234,500
11,000	The Dow Chemical Co.	339,130

		1,506,510

Producer Manufacturing – 6.3%
5,000	Carlisle Cos., Inc.	175,350
2,500	Eaton Corp.	222,075
92,000	General Electric Co.	1,473,840
4,000	Illinois Tool Works, Inc.	182,800
4,000	Lear Corp.*	353,600
11,500	Masco Corp.	122,590
6,000	The Timken Co.	248,520
9,000	Tyco International Ltd.	344,520

		3,123,295

Retail Trade – 1.6%
27,000	SUPERVALU, Inc.	291,330
8,000	The Gap, Inc.	152,080
11,000	The Home Depot, Inc.	339,680

		783,090

Technology Services – 4.2%
15,000	AOL, Inc.*	400,200
6,000	BMC Software, Inc.*	272,760
8,000	Computer Sciences Corp.	392,400
23,000	Microsoft Corp.	612,720
25,000	Symantec Corp.*	404,500

		2,082,580

Shares	Description	Value
Common Stocks – (continued)
Transportation – 0.9%
3,500	CSX Corp.	$ 215,075
3,500	Norfolk Southern Corp.	215,215

		430,290

Utilities – 5.1%
6,000	Alliant Energy Corp.	219,180
6,000	DTE Energy Co.	280,560
20,000	Duke Energy Corp.	364,200
8,000	Edison International	295,200
5,000	Exelon Corp.	204,100
5,000	PG&E Corp.	239,100
4,500	Progress Energy, Inc.	202,500
8,000	Questar Corp.	135,760
10,000	The Southern Co.	378,700
10,000	Xcel Energy, Inc.	238,600

		2,557,900

TOTAL COMMON STOCKS
(Cost $43,866,054)		$48,128,505

Exchange Traded Fund – 3.0%
25,000	iShares Russell 1000 Value Index Fund
(Cost $1,407,744)		$ 1,520,250

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.
$339,000	0.010%	11/01/10	$ 339,000
Maturity Value: $339,000
(Cost $339,000)

TOTAL INVESTMENTS – 100.1%
(Cost $45,612,798)			$49,987,755

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(56,136)

NET ASSETS – 100.0%			$49,931,619

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 29, 2010. This agreement was fully collateralized by $325,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $349,343.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE VALUE FUND

Schedule of Investments (continued)

October 31, 2010

PORTFOLIO COMPOSITION

	AS OF 10/31/10	AS OF 10/31/09

Finance	26.4%	22.0%
Health Technology	9.9	6.8
Energy Minerals	9.8	15.0
Consumer Services	7.5	6.3
Producer Manufacturing	6.3	5.7
Consumer Non-Durables	5.7	5.4
Communications	5.2	5.6
Utilities	5.1	5.3
Technology Services	4.2	1.9
Electronic Technology	3.9	4.4
Industrial Services	3.4	2.4
Exchange Traded Fund	3.0	1.9
Process Industries	3.0	3.1
Retail Trade	1.6	2.4
Commercial Services	0.9	1.2
Transportation	0.9	1.1
Consumer Durables	0.8	0.7
Distribution Services	0.8	0.4
Health Services	0.7	1.4
Non-Energy Minerals	0.3	1.8
Short-term Investment	0.7	2.3

TOTAL INVESTMENTS	100.1%	97.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds (“ETFs”) held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

10	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce MidCap Growth Fund for the one-year period ended October 31, 2010.

A conversation with Joe Williams, Portfolio Manager of the MidCap Growth Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2010, the Fund generated an annualized total return of 30.08%. This return compares to the 28.03% annualized total return of the Fund’s benchmark, the Russell Midcap Growth Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Over the last year consumer confidence has remained depressed and unemployment levels high but surprisingly a majority of the best performing stocks in the Fund were companies that provided services to consumers. For most of the year, the Fund had an over 20% exposure to these consumer-related companies and stock selection was good. A few examples of strong performers, which the Fund held all year, were Netflix*, Chipotle Mexican Grill* and Priceline.com* which rose 224%, 157% and 138%, respectfully.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund increased its exposure to healthcare because we believed that, with the passage of the healthcare bill, these stocks would start to perform better. We also increased our combined weighting in the two technology sectors, electronic technology and technology services, while reducing our exposure to producer manufacturing companies and consumer non-durables.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund usually holds approximately 25% of its assets in technology stocks. Technology services and electronic technology always comprise a large portion of the holdings, and both sectors were quite strong during the year. The technology services sector rose 42% and electronic technology rose 36%. Stock performance of technology companies held in the Fund was in line with the sector returns.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Performance of the individual stocks in the financial sector was a drag on performance. The finance sector overall rose 20% during the period, which was 8% below the Russell Midcap Growth Index. In contrast, the finance sector constituted 7.5% of the Fund during the year, and the stocks we selected only rose 9%.

*	The Fund may discontinue investing is these securities at any time.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2010 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2009 - October 31, 2010	Fund Total Return(a)	Index Total Return	Index
MidCap Growth	30.08%	28.03%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2010(b)

Standardized Average Annual Total Return through September 30, 2010(b)	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	19.42%	3.40%	-1.40%	6.89%
Russell MidCap® Growth Index (as of December 1, 1994)(c)	18.27%	2.86%	-0.88%	8.55%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2000 through October 31, 2010.

Average Annual Total Return through October 31, 2010	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	30.08%	4.63%	-0.69%	7.16%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
MidCap Growth	1.34%	1.34%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

     Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2010

Shares	Description	Value
Common Stocks – 99.7%
Commercial Services – 2.5%
4,900	FactSet Research Systems, Inc.	$ 430,122
13,400	Lender Processing Services, Inc.	386,456
8,800	The Brink’s Co.	207,680
8,200	The McGraw-Hill Cos., Inc.	308,730

		1,332,988

Communications* – 1.2%
16,400	SBA Communications Corp. Class A	643,864

Consumer Durables* – 1.5%
14,100	Tempur-Pedic International, Inc.	486,450
32,000	The Goodyear Tire & Rubber Co.	327,040

		813,490

Consumer Non-Durables – 5.1%
26,500	Coach, Inc.	1,325,000
38,800	Sara Lee Corp.	556,004
12,600	The Clorox Co.	838,530

		2,719,534

Consumer Services – 6.6%
5,100	Chipotle Mexican Grill, Inc. Class A*	1,072,071
26,400	Expedia, Inc.	764,280
28,900	Marriott International, Inc.	1,070,745
1,700	Priceline.com, Inc.*	640,577

		3,547,673

Electronic Technology – 14.1%
51,000	Advanced Micro Devices, Inc.*	373,830
6,800	Dolby Laboratories, Inc. Class A*	419,424
16,700	Harris Corp.	754,673
32,400	JDS Uniphase Corp.*	340,524
26,200	Juniper Networks, Inc.*	848,618
31,400	Linear Technology Corp.	1,012,022
24,700	Marvell Technology Group Ltd.*	476,957
32,400	ON Semiconductor Corp.*	248,508
5,100	Precision Castparts Corp.	696,558
19,400	SanDisk Corp.*	729,052
29,500	Xilinx, Inc.	790,895
23,300	Zebra Technologies Corp.*	833,674

		7,524,735

Energy Minerals – 2.5%
19,500	Arch Coal, Inc.	479,505
5,300	CONSOL Energy, Inc.	194,828
15,400	SM Energy Co.	641,872

		1,316,205

Finance – 7.5%
7,995	Eaton Vance Corp.	230,016
8,800	Endurance Specialty Holdings Ltd.	364,320
18,300	Genworth Financial, Inc.*	207,522
4,200	IntercontinentalExchange, Inc.*	482,454
11,800	Jefferies Group, Inc.	282,374
10,200	Lincoln National Corp.	249,696
10,600	Principal Financial Group, Inc.	284,504

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
7,600	Rayonier, Inc.	$ 396,720
18,800	T. Rowe Price Group, Inc.	1,039,076
29,000	TD Ameritrade Holding Corp.*	495,610

		4,032,292

Health Services – 4.6%
10,380	Cerner Corp.*	911,675
11,000	Laboratory Corporation of America Holdings*	894,520
24,300	Lincare Holdings, Inc.	637,146

		2,443,341

Health Technology – 8.9%
6,540	Allergan, Inc.	473,561
11,080	C. R. Bard, Inc.	920,970
7,200	Charles River Laboratories International, Inc.*	235,944
15,500	DENTSPLY International, Inc.	486,545
18,100	Hill-Rom Holdings, Inc.	701,375
11,500	Illumina, Inc.*	624,565
1,600	Intuitive Surgical, Inc.*	420,720
5,200	Life Technologies Corp.*	260,936
9,900	Varian Medical Systems, Inc.*	625,878

		4,750,494

Industrial Services – 2.3%
7,800	Core Laboratories NV	606,606
5,000	FMC Technologies, Inc.*	360,500
7,086	Jacobs Engineering Group, Inc.*	273,590

		1,240,696

Non-Energy Minerals* – 0.8%
20,800	Titanium Metals Corp.	408,928

Process Industries – 7.0%
24,200	Crown Holdings, Inc.*	778,998
13,400	Nalco Holding Co.	377,612
10,400	PPG Industries, Inc.	797,680
15,336	Sigma-Aldrich Corp.	972,609
3,800	The Lubrizol Corp.	389,462
5,700	The Sherwin-Williams Co.	415,929

		3,732,290

Producer Manufacturing – 9.3%
9,000	Avery Dennison Corp.	327,150
5,700	Dover Corp.	302,670
5,400	Joy Global, Inc.	383,130
5,800	Lincoln Electric Holdings, Inc.	346,608
18,200	Masco Corp.	194,012
10,550	Parker Hannifin Corp.	807,603
58,000	The Manitowoc Co., Inc.	646,120
16,900	The Timken Co.	699,998
9,200	The Toro Co.	522,192
15,600	TRW Automotive Holdings Corp.*	712,764

		4,942,247

The accompanying notes are an integral part of these financial statements.	13

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

October 31, 2010

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – 8.0%
3,800	AutoZone, Inc.*	$ 902,994
21,900	Chico’s FAS, Inc.	212,868
5,400	Netflix, Inc.*	936,900
15,760	Nordstrom, Inc.	606,918
12,000	PetSmart, Inc.	449,160
5,700	Ross Stores, Inc.	336,243
7,900	The TJX Cos., Inc.	362,531
9,100	Tiffany & Co.	482,300

		4,289,914

Technology Services – 12.6%
17,800	Akamai Technologies, Inc.*	919,726
6,200	Alliance Data Systems Corp.*	376,464
22,700	BMC Software, Inc.*	1,031,942
18,800	Broadridge Financial Solutions, Inc.	413,600
22,500	CA, Inc.	522,225
4,900	Cognizant Technology Solutions Corp.*	319,431
15,500	MICROS Systems, Inc.*	703,545
14,400	Red Hat, Inc.*	608,544
19,600	Rovi Corp.*	992,740
10,200	Teradata Corp.*	401,472
11,900	VeriSign, Inc.*	413,525

		6,703,214

Transportation – 4.1%
11,000	Con-way, Inc.	363,110
33,600	Delta Air Lines, Inc.*	466,704
14,500	Kansas City Southern*	635,390
24,990	United Continental Holdings, Inc.*	725,710

		2,190,914

Utilities – 1.1%
35,300	CenterPoint Energy, Inc.	584,568

TOTAL COMMON STOCKS
(Cost $42,784,206)		$53,217,387

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co.
$271,000	0.010%	11/01/10	$ 271,000
Maturity Value: $271,000
(Cost $271,000)

TOTAL INVESTMENTS – 100.2%
(Cost $43,055,206)			$53,488,387

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(108,204)

NET ASSETS – 100.0%			$53,380,183

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 29,2010. This agreement was fully collateralized by $260,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $279,474.

PORTFOLIO COMPOSITION

	AS OF 10/31/10	AS OF 10/31/09

Electronic Technology	14.1%	13.3%
Technology Services	12.6	11.0
Producer Manufacturing	9.3	6.9
Health Technology	8.9	7.7
Retail Trade	8.0	9.7
Finance	7.5	6.9
Process Industries	7.0	6.2
Consumer Services	6.6	7.8
Consumer Non-Durables	5.1	5.7
Health Services	4.6	4.2
Transportation	4.1	1.0
Commercial Services	2.5	4.5
Energy Minerals	2.5	2.1
Industrial Services	2.3	3.7
Consumer Durables	1.5	2.2
Communications	1.2	2.2
Utilities	1.1	2.4
Non-Energy Minerals	0.8	0.5
Distribution Services	—	1.1
Short-term Investment	0.5	—

TOTAL INVESTMENTS	100.2%	99.1%

The percentage shown for each investment category reflects the value of investments in the category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2010.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2010, the Fund generated an annualized total return of 11.46%. This return compares to the 8.01% annualized total return of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors helped the Fund’s performance exceed its benchmark during the reporting period. Most of the outperformance was due to an overweight in corporate and non-agency mortgage-backed securities (MBS). Performance was aided by spread tightening in both of these sectors. Improved earnings and stronger balance sheets contributed to the decline in risk premiums for corporate bonds.

Interest rates during the period declined across the yield curve, especially in the intermediate maturities area (2 to 10 years). The Fund’s performance benefited from the maturity structure being overweighted in the 5 to 10 year part of the yield curve.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Both Treasury and Agency debentures were gradually increased during the period to help improve the Fund’s liquidity. The Fund raised its corporate bond exposure to remain overweighted relative to its benchmark.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining a focus on non-agency mortgages helped enhance the Fund’s return during the period. Emphasizing intermediate maturities (2 to 10 years) for new purchases and raising the Fund’s corporate exposure contributed to the Fund’s success.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: With Agency debentures underperforming relative to Treasuries, increasing an Agencies position hindered performance. In the corporate bond sector Baa3/BBB rated securities were the best performers in the investment grade corporate bond universe. During the year the Fund’s exposure to BBB corporate bonds was reduced. The lack of low rated BBB corporate bonds in the Fund detracted from performance.

COMMERCE BOND FUND

Performance Summary

October 31, 2010 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2009 - October 31, 2010	Fund Total Return(a)	Index Total Return	Index
Bond Fund	11.46%	8.01%	Barclays Capital U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2010(b)

Standardized Average Annual Total Return through September 30, 2010(b)	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	11.91%	7.20%	6.41%	6.72%
Barclays Capital U.S. Aggregate Bond Index (as of December 12, 1994)(c)	8.16%	6.20%	6.40%	6.97%

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2000 through October 31, 2010.

Average Annual Total Return through October 31, 2010	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	11.46%	7.46%	6.41%	6.72%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Bond Fund	0.82%	0.82%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

     Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays Capital Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of the waiver and expense agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 8.2%
Auto(a) – 0.7%
Citifinancial Auto Issuance Trust Series 2009-1, Class A2
$3,771,831	1.830%	11/15/12	$ 3,784,470
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
795,000	5.080	11/25/11	797,152

			4,581,622

Commercial – 1.6%
ACLC Business Loan Receivables Trust Series 2002-1A, Class A2(a)
182,020	7.462	12/15/22	152,004
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,404,044	6.462	03/15/31	6,746,764
Small Business Administration Series 2006-P10B, Class 1
2,942,387	5.681	08/10/16	3,225,696

			10,124,464

Credit Card – 0.6%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	4,062,992

Equipment(a) – 0.2%
CIT Equipment Collateral Series 2010-VT1A, Class A2
1,400,000	1.510	05/15/12	1,402,066

Home Equity – 3.5%
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
906,415	0.306	01/25/37	866,195
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,995	5.407	06/25/32	3,196,579
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,325,557	0.456	02/25/37	1,030,814
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,144,845	3.750	09/25/33	1,123,456
Equity One ABS, Inc. Series 2004-2, Class AF5
450,000	5.199	07/25/34	461,798
Lehman XS Trust Series 2005-1, Class 1A4(b)
1,040,701	0.596	07/25/35	627,617
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
756,967	4.814	11/25/35	734,887
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	1,009,760
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
2,575,278	3.400	03/25/33	2,435,278
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
3,971,280	5.490	10/25/33	3,236,359
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
909,709	8.850	03/25/25	897,918
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
948,230	8.480	09/25/30	945,237

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
$ 159,976	4.470%	07/25/18	$ 159,849
SACO I Trust Series 2005-7 Class A(b)
349,759	0.816	09/25/35	290,359
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
392,267	0.366	10/25/36	384,803
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
4,249,239	6.740	07/25/29	2,082,135
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
2,543,362	5.250	06/25/35	2,224,285
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
904,236	4.890	05/25/34	919,531

			22,626,860

Manufactured Housing – 1.3%
Green Tree Financial Corp. Series 1993-4, Class A5
1,873,065	7.050	01/15/19	1,928,342
Green Tree Financial Corp. Series 1995-5, Class M1(b)
798,446	7.650	09/15/26	816,640
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,114,712	7.900	06/15/27	1,155,015
Green Tree Financial Corp. Series 1996-6, Class A6
277,231	7.950	09/15/27	283,310
Green Tree Financial Corp. Series 1997-3, Class A6
85,529	7.320	03/15/28	91,996
Green Tree Financial Corp. Series 1998-3, Class A5
754,650	6.220	03/01/30	793,889
Green Tree Financial Corp. Series 1998-3, Class A6(b)
519,501	6.760	03/01/30	547,115
Green Tree Financial Corp. Series 1999-1, Class M2(b)
66,747	7.340	11/01/28	381
Lehman Manufactured Housing Contract Series 2001-B, Class A3
452,460	4.350	05/15/14	464,366
Mid-State Trust Series 11, Class A1
375,662	4.864	07/15/38	378,484
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
1,764,704	7.650	04/15/27	1,784,345

			8,243,883

Student Loans(b) – 0.3%
Northstar Education Finance, Inc. Series 2005-1, Class A5
2,127,600	1.038	10/30/45	2,036,581

TOTAL ASSET-BACKED SECURITIES
(Cost $51,203,872)			$ 53,078,468

Taxable Municipal Bond Obligations – 8.0%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$1,295,000	4.790%	04/01/15	$ 1,430,651

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Alaska – 0.1%
Providence Alaska Health System Direct Obligation Series 2005
$ 500,000	4.790%	10/01/11	$ 514,225

California – 0.5%
Industry California Sales Tax RB Taxable Series 2005 (NATL-RE)
3,045,000	5.000	01/01/13	3,148,134

Florida – 0.3%
Inland Protection Financing Corp. Florida RB Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,137,780

Illinois – 0.4%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,238,281
Will County Illinois Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,066,720

			2,305,001

Indiana – 0.8%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,812,061
2,190,000	5.650	07/15/13	2,469,335

			5,281,396

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series 2009 B
1,000,000	5.000	11/01/23	1,064,040

Massachusetts – 0.4%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
255,000	5.360	05/01/11	261,074
2,485,000	5.430	05/01/12	2,655,570

			2,916,644

Missouri – 1.5%
Missouri Joint Municipal Electric Utility Commission Power Project RB Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,130,080
Missouri Joint Municipal Electric Utility Commission Power Project RB Taxable Series 2009 B
1,570,000	4.693	01/01/16	1,661,468
Missouri State Highways & Transit Commission State Road RB Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,961,840
New Liberty Hospital District RB Build America Bonds Series 2010 B
1,345,000	5.704	12/01/19	1,454,120
St. Louis Package RB Series 2006 B (NATL-RE)
1,560,000	5.020	12/15/12	1,643,819

			9,851,327

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Nevada – 0.4%
Clark County Nevada Sales & Excise Tax RB Build America Bonds Series 2010 C
$2,525,000	5.100%	07/01/21	$ 2,594,640

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,093,370

New York – 1.2%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,088,560
1,055,000	5.008	06/01/22	1,101,948
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,405,498

			7,596,006

Ohio – 0.7%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,503,525
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series 2009 C
1,960,000	4.471	03/01/19	2,125,855

			4,629,380

Oklahoma – 0.3%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (NATL-RE)
2,000,000	5.160	07/01/13	2,203,460

Oregon – 0.1%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	805,881

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004 B (AGM)
710,000	4.960	07/15/14	765,593
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (AGM)
2,155,000	5.810	05/15/16	2,409,161

			3,174,754

South Carolina – 0.2%
South Carolina State Public Service Authority RB Santee Cooper Taxable Series 2008 B
1,150,000	7.308	01/01/14	1,349,962

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $48,815,321)			$ 52,096,651

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 33.1%
Collateralized Mortgage Obligations – 28.1%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$2,818,043	5.500%	02/25/18	$ 2,872,228
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
4,563,916	6.000	02/25/34	4,756,892
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
3,266,754	5.500	11/25/20	3,079,556
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
696,718	6.000	04/25/36	644,515
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,580,121	5.508	11/25/35	2,738,553
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,229,284	5.250	01/25/34	1,180,018
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
1,653,671	5.500	11/25/33	1,703,863
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
599,715	5.500	08/25/21	606,880
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
2,312,150	6.750	08/25/34	2,395,910
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,937,135	5.627	12/25/35	1,459,974
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
980,870	5.593	04/25/37	591,336
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
3,914,217	5.750	09/25/21	3,992,501
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
635,723	5.500	07/25/36	597,183
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,301,680	5.250	09/25/19	1,325,583
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,089,612	4.750	12/25/18	1,116,357
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
426,045	6.500	08/25/32	417,108
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
944,194	6.000	07/25/37	756,676
Countrywide Home Loans Series 2004-J1, Class 2A4
1,712,016	4.750	01/25/19	1,702,541
Countrywide Home Loans Trust Series 2005-27, Class 2A1
3,811,198	5.500	12/25/35	3,392,572
Countrywide Home Loans Trust Series 2005-6, Class 2A1
971,613	5.500	04/25/35	868,814
Countrywide Home Loans, Inc. Series 2003-J6, Class 1A1
3,374,547	5.500	08/25/33	3,578,242

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
$1,285,777	5.250%	07/25/33	$ 1,343,809
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	8,719,263
FHLMC REMIC PAC Series 1579, Class PM
496,034	6.700	09/15/23	575,245
FHLMC REMIC PAC Series 2103, Class TE
420,362	6.000	12/15/28	449,664
FHLMC REMIC PAC Series 2110, Class PG
2,213,666	6.000	01/15/29	2,412,905
FHLMC REMIC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	2,050,154
FHLMC REMIC PAC Series 2716, Class DT
795,510	5.000	02/15/30	814,824
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,225,420
FHLMC REMIC PAC Series 2836, Class XQ
353,784	4.500	09/15/27	360,574
FHLMC REMIC PAC Series 2907, Class HC
1,434,688	5.000	06/15/27	1,471,492
FHLMC REMIC Series 2391, Class Z
5,395,531	6.000	12/15/31	5,940,730
FHLMC REMIC Series 2508, Class OY
1,357,842	4.500	10/15/17	1,445,823
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,934,792
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	860,675
FHLMC REMIC Series 2840, Class JL
1,730,218	4.500	06/15/23	1,801,118
FHLMC REMIC Series 2866, Class DH
3,216,994	4.000	09/15/34	3,452,663
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,339,719
FHLMC REMIC TAC Series 2658, Class A
1,593,955	4.500	08/15/18	1,623,919
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,553,633	6.000	01/25/35	1,538,940
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
5,346,942	5.500	05/25/35	4,645,814
FNMA REMIC FNIC PAC Series 2001-45, Class WG
802,358	6.500	09/25/31	905,252
FNMA REMIC PAC Series 2003-1, Class PG
2,024,004	5.500	09/25/31	2,095,410
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,479,783

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2003-14, Class AP
$ 327,959	4.000%	03/25/33	$ 354,816
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,623,434
FNMA REMIC Series 2002-73, Class OE
4,019,000	5.000	11/25/17	4,324,193
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,476,217
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	759,108
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	585,801
FNMA Series 2003-W6, Class 2A32
463,849	6.500	09/25/42	520,081
GNMA Series 1998-12, Class EB
745,261	6.500	05/20/28	765,027
Impac CMB Trust Series 2004-4, Class 2A2
5,634,793	5.453	09/25/34	5,572,956
Impac Secured Assets Corp. Series 2004-2, Class A6
1,565,556	5.353	08/25/34	1,529,423
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
3,895,681	6.000	03/25/36	3,265,123
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	4,550,375
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	5.956	04/25/37	843,883
Master Alternative Loans Trust Series 2004-4, Class 1A1
737,882	5.500	05/25/34	772,041
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,505,391	6.500	05/25/34	2,579,283
Master Asset Securitization Trust Series 2003-7, Class 1A1
1,355,363	5.500	09/25/33	1,387,967
Master Asset Securitization Trust Series 2004-3, Class 5A1
152,305	6.250	01/25/32	153,730
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,837,586	5.580	11/25/35	2,796,898
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
4,191,196	6.000	08/25/37	3,747,063
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
5,504,672	6.060	11/25/21	4,753,900
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
409,670	5.380	07/25/35	410,183
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,813,899	4.750	04/25/33	2,866,730
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,251,160	5.750	02/25/34	4,247,903

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
$ 837,846	0.756%	07/25/35	$ 718,043
Residential Asset Securitization Trust Series 2004-A6, Class A1
3,942,356	5.000	08/25/19	3,921,236
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
1,104,644	6.000	05/25/33	1,137,909
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
657,746	5.000	05/25/18	680,288
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
1,772,603	5.500	11/25/35	1,671,847
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
3,463,695	5.750	12/25/35	3,293,728
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
3,415,428	5.500	12/25/21	3,550,180
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 1A1(b)
312,188	0.356	09/25/47	311,520
Structured Asset Securities Corp. Series 2003-20, Class 1A1
3,953,624	5.500	07/25/33	4,117,411
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,916,015	2.715	11/25/33	1,714,299
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
3,518,938	5.710	06/25/34	3,225,951
Structured Asset Securities Corp. Series 2005-6, Class 5A2
793,850	5.000	05/25/35	795,266
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
2,818,337	5.500	06/25/20	2,822,728
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS2, Class 3A1
239,141	6.500	05/25/32	245,075
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
884,850	5.000	06/25/18	917,319
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
576,680	5.250	01/25/20	587,966
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,458,762	5.074	09/25/35	1,399,253
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	250,285

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
$1,000,000	5.250%		03/25/37	$ 879,773

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $159,783,959)				$182,391,502

Commercial Mortgage Obligations – 1.7%
GNMA Series 2003-16, Class B
$3,580,000	4.490%		08/16/25	$ 3,842,075
GNMA Series 2003-38, Class JC(b)
425,879	7.005		08/16/42	498,732
GNMA Series 2004-45, Class A
1,166,394	4.020		12/16/21	1,182,724
GNMA Series 2004-60, Class C(b)
5,000,000	5.240		03/16/28	5,359,983

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $10,235,063)				$ 10,883,514

Mortgage-Backed Pass-Through Obligations – 3.3%
FHLMC
$ 100,722	8.500%		02/01/19	$ 108,459
118,020	8.500		03/01/21	130,200
723,880	7.000		05/01/26	819,346
38,546	7.000		10/01/30	43,781
96,029	7.500		12/01/30	109,701
177,238	7.500		01/01/31	202,472
359,650	7.000		08/01/31	408,681
4,196,227	5.000		05/01/33	4,485,561
780,544	2.604	(b)	05/01/34	815,484
1,958,594	5.279	(b)	01/01/36	2,082,364
FNMA
69,148	6.000		12/01/13	71,947
35,116	6.500		07/01/14	38,496
76,869	9.000		11/01/21	85,043
72,293	6.500		08/01/24	80,303
90,471	9.000		02/01/25	104,127
17,417	6.500		03/01/26	19,391
30,893	8.000		07/01/28	35,863
149,017	6.500		10/01/28	168,799
95,803	2.580	(b)	12/01/28	99,920
56,598	6.500		01/01/29	64,111
80,226	6.000		07/01/29	89,346
105,058	7.500		09/01/29	120,964
79,455	7.000		03/01/31	91,033
45,396	7.500		03/01/31	52,305
266,125	7.000		11/01/31	305,122
540,343	7.000		01/01/32	619,522
1,246,695	6.000		12/01/32	1,385,306
411,994	5.274	(b)	02/01/33	436,590
1,562,038	5.000		07/01/33	1,672,914
708,390	5.205	(b)	10/01/34	743,949
1,775,556	5.100	(b)	02/01/35	1,891,221

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 219,310	8.000%	02/15/22	$ 258,422
91,203	7.500	08/20/25	105,176
405,993	7.500	07/20/26	468,259
488,466	6.500	04/15/31	554,538
398,265	6.500	05/15/31	452,135
2,091,934	5.500	04/15/33	2,281,504

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $19,855,899)			$ 21,502,355

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $189,874,921)			$214,777,371

Corporate Obligations – 28.1%
Aerospace/Defense – 0.9%
Goodrich Corp.
$1,000,000	4.875%	03/01/20	$ 1,107,736
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,248,679
United Technologies Corp.
2,000,000	5.700	04/15/40	2,239,684

			5,596,099

Beverages – 0.7%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,735,506
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,747,875

			4,483,381

Cable TV – 0.8%
Comcast Corp.
1,500,000	5.700	07/01/19	1,715,242
1,250,000	6.400	05/15/38	1,369,514
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	2,252,496

			5,337,252

Chemicals – 0.5%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,073,073
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	1,992,422

			3,065,495

Commercial Banks – 2.4%
Barclays Bank PLC
2,000,000	5.125	01/08/20	2,166,602
Credit Suisse AG
3,000,000	5.400	01/14/20	3,249,558

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Credit Suisse New York
$1,500,000	5.000%	05/15/13	$ 1,640,825
KeyBank NA
2,540,000	5.800	07/01/14	2,783,649
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,206,906
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,395,647

			15,443,187

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,753,525

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	2,027,304

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	1,990,082

Diversified Manufacturing – 1.0%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,485,344
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,239,216
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,015,898

			6,740,458

Electric – 2.3%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,129,993
Connecticut Light & Power Co.
415,000	5.650	05/01/18	478,869
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,782,441
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,633,855
PacifiCorp
2,400,000	5.650	07/15/18	2,849,868
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,854,793
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,230,907

			14,960,726

Financial – 6.6%
Bank One Corp.
1,000,000	8.530	03/01/19	1,217,804
Bear Stearns Companies, Inc.
1,000,000	7.250	02/01/18	1,220,192

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Blackstone Holdings Finance Co. LLC(a)
$3,000,000	5.875%	03/15/21	$ 3,024,126
Citigroup, Inc.
2,750,000	6.010	01/15/15	3,047,635
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	7,113,640
General Electric Capital Corp.
2,000,000	5.900	05/13/14	2,274,032
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,426,859
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,724,640
1,270,000	6.875	04/25/18	1,425,389
Metropolitan Life Insurance Co.(a)
6,395,000	7.700	11/01/15	7,895,785
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,920,401
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,774,243
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,496,450
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,931,536

			42,492,732

Food – 0.2%
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,186,484

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,091,252

Industrial – 0.4%
Receipts on Corporate Securities Trust NSC-1998-1
2,140,472	6.375	05/15/17	2,251,626

Insurance – 0.8%
Aegon NV
2,650,000	4.625	12/01/15	2,833,043
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,193,104

			5,026,147

Multimedia – 0.6%
CBS Corp.
2,600,000	8.200	05/15/14	3,121,979
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,068,348

			4,190,327

Oil & Gas – 2.5%
Apache Corp.
1,250,000	7.375	08/15/47	1,566,076

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
BP Capital Markets PLC
$3,530,000	3.875%	03/10/15	$ 3,735,393
Tosco Corp.
2,095,000	8.125	02/15/30	2,779,632
Valero Energy Corp.
2,000,000	6.875	04/15/12	2,142,244
XTO Energy, Inc.
5,000,000	6.250	08/01/17	6,120,355

			16,343,700

Pharmaceuticals – 0.3%
Express Scripts, Inc.
2,000,000	5.250	06/15/12	2,131,674

Real Estate – 1.7%
AMB Property LP
2,000,000	6.125	12/01/16	2,248,860
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,339,303
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,034,486
ProLogis
2,280,000	5.250	11/15/10	2,282,968
Simon Property Group LP
1,000,000	6.750	05/15/14	1,154,151
2,000,000	4.200	02/01/15	2,163,724

			11,223,492

Retail – 0.2%
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,443,730

Software – 0.5%
Adobe Systems, Inc.
2,700,000	4.750	02/01/20	2,917,912

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,170,491

Telecommunications – 0.8%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,386,333
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,782,771

			5,169,104

Utilities – 1.3%
GTE Corp.
5,310,000	6.840	04/15/18	6,305,503
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,327,586

			8,633,089

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Yankee – 1.8%
BHP Billiton Finance USA Ltd.
$ 750,000	6.750%	11/01/13	$ 864,804
955,000	5.250	12/15/15	1,098,520
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,389,627
UBS AG Stamford
7,335,000	7.375	06/15/17	8,366,785

			11,719,736

TOTAL CORPORATE OBLIGATIONS
(Cost $167,149,405)			$182,389,005

U.S. Government Agency Obligations – 14.5%
FFCB
$5,000,000	2.625%	04/17/14	$ 5,307,730
6,135,000	4.500	05/06/14	6,911,574
6,460,000	3.000	06/17/16	6,552,611
2,860,000	5.190	04/22/21	3,387,739
FHLB
5,000,000	1.750	08/22/12	5,122,605
5,000,000	4.500	09/16/13	5,557,800
2,050,000	5.625	06/13/16	2,295,580
3,250,000	4.350	04/28/20	3,313,625
1,915,000	5.375	08/15/24	2,305,601
2,650,000	7.125	02/15/30	3,631,314
FHLMC
5,000,000	1.750	06/15/12	5,111,645
5,000,000	1.625	04/15/13	5,132,160
37,148	6.000	12/01/13	40,342
3,110,000	2.875	02/09/15	3,334,554
5,000,000	5.000	02/16/17	5,907,810
2,500,000	6.750	03/15/31	3,408,853
FNMA
4,000,000	1.300	05/25/12	4,016,076
5,000,000	1.750	02/22/13	5,144,075
3,000,000	1.750	05/07/13	3,091,845
3,000,000	4.625	10/15/14	3,420,045
4,500,000	5.000	02/13/17	5,314,837
3,000,000	5.000	05/11/17	3,549,855
2,000,000	5.375	04/11/22	2,131,748

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $88,731,102)			$ 93,990,024

Government Guarantee Obligations(c) – 2.0%
Citigroup Funding, Inc.
$5,000,000	1.875%	10/22/12	$ 5,135,810
Morgan Stanley & Co.
2,800,000	2.250	03/13/12	2,870,014
Oriental Bank & Trust
3,000,000	2.750	03/16/12	3,076,689

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(c) – (continued)
U.S. Bancorp
$2,000,000	2.250%	03/13/12	$ 2,051,114

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS
(Cost $12,803,312)			$ 13,133,627

U.S. Treasury Obligations – 3.5%
United States Treasury Bonds
$2,150,000	5.375%	02/15/31	$ 2,671,375
5,000,000	4.500	02/15/36	5,475,000
United States Treasury Notes
5,000,000	3.125	09/30/13	5,382,420
3,450,000	1.500	12/31/13	3,551,344
5,000,000	2.750	11/30/16	5,334,375

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,171,130)			$ 22,414,514

Shares	Description	Rate	Value
Investment Company – 0.7%
506,527	Vanguard Long-Term Investment Grade Fund	5.310%	$4,862,662
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co.
$8,993,000	0.010%	11/01/10	$8,993,000
Maturity Value: $8,993,007
(Cost $8,993,000)

TOTAL INVESTMENTS – 99.5%
(Cost $592,703,106)			$645,735,322

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			2,959,456

NET ASSETS – 100.0%			$648,694,778

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $29,192,558, which represents approximately 4.5% of net assets as of October 31, 2010.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2010.

(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(d)	Repurchase agreement was entered into on October 29, 2010. This agreement was fully collateralized by $8,535,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $9,174,272.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
MSC	—Mortgage Securities Corp.
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PAC	—Planned Amortization Class
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
TAC	—Targeted Amortization Class
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 10/31/10	AS OF 10/31/09

Collateralized Mortgage Obligations	28.1%	33.9%
Corporate Obligations	28.1	25.6
U.S. Government Agency Obligations	14.5	7.8
Asset-Backed Securities	8.2	12.4
Taxable Municipal Bond Obligations	8.0	5.3
U.S. Treasury Obligations	3.5	—
Mortgage-Backed Pass-Through Obligations	3.3	4.5
Government Guarantee Obligations	2.0	2.3
Commercial Mortgage Obligations	1.7	2.4
Investment Companies	0.7	2.9
Short-term Investment	1.4	3.9

TOTAL INVESTMENTS	99.5%	101.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2010.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2010, the Fund generated an annualized total return of 5.04%. This return compares to the 4.39% annualized total return of the Fund’s benchmark, the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors helped the Fund’s performance exceed its benchmark during the reporting period. An overweight in non-agency mortgage-backed securities (MBS) contributed positively to the Fund’s excess return relative to its benchmark. The Fund’s portfolio carried a higher yield than that of its benchmark, which enhanced performance.

The Fund’s average maturity and duration were shorter than the benchmark’s numbers throughout the past year. With interest rates lower over the time period, this detracted from performance. Also, the Fund’s underweight in Treasuries and corresponding overweight in agency debentures hindered performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund gradually raised its Treasury exposure and agency exposure during the period. As the year progressed, the Fund’s average duration was moved to less of an underweight position as compared to the benchmark. Agency mortgage purchases were less than usual due to the difficulty in finding value in this sector.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining a focus on non-agency mortgage backed securities helped enhance the Fund’s return during the period. Adding to the portfolio’s Treasury position also contributed positively to the Fund’s return. Moving the average duration closer to its benchmark helped improve the Fund’s performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Underweighting Treasuries and maintaining an average maturity and portfolio duration shorter than the benchmark’s numbers detracted from the Fund’s performance. As a result, the Fund was not able to fully benefit from the decline in interest rates over the 12 month period.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2010 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2009 - October 31, 2010	Fund Total Return(a)	Index Total Return	Index
Short-Term Government Fund	5.04%	4.39%	Citigroup 1-5 Year Treasury/Government Sponsored(c)

Standardized Average Annual Total Return through September 30, 2010(b)

Standardized Average Annual Total Return through September 30, 2010(b)	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	5.16%	4.98%	4.57%	5.25%
Citigroup 1-5 Year Treasury/Government Sponsored Index (as of December 12, 1994)(c)	4.23%	5.22%	5.03%	5.70%

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2000 through October 31, 2010.

Average Annual Total Return through October 31, 2010	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	5.04%	5.12%	4.56%	5.25%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Short-Term Government Fund	0.68%	0.94%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

     Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of the waiver and expense agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 1.6%
Commercial – 1.0%
Small Business Administration Series 2006-P10B, Class 1
$1,176,955	5.681%	08/10/16	$ 1,290,279

Home Equity(a) – 0.6%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.706	04/25/34	637,728
Lehman XS Trust Series 2005-7N, Class 1A1A
356,592	0.526	12/25/35	234,532

			872,260

TOTAL ASSET-BACKED SECURITIES
(Cost $1,818,931)			$ 2,162,539

Mortgage-Backed Obligations – 27.4%
Collateralized Mortgage Obligations – 21.6%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 251,000	6.000%	10/25/33	$ 255,224
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
477,713	5.010	10/25/34	436,824
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
128,471	4.948	09/20/34	132,983
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
278,432	2.986	09/25/34	259,619
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
1,396,602	5.250	12/25/33	1,424,808
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
500,000	5.375	01/25/35	467,418
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
427,004	4.750	12/25/18	437,485
Countrywide Home Loans, Inc. Series 2002-34, Class A14
79,508	4.750	01/25/33	79,457
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
67,189	5.000	02/25/18	69,481
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
478,682	2.971	11/19/33	471,649
FHLMC PAC Series 023, Class PK
425,506	6.000	11/25/23	450,216
FHLMC REMIC PAC Series 041, Class F
69,323	10.000	05/15/20	76,659
FHLMC REMIC PAC Series 159, Class H
30,758	4.500	09/15/21	30,831
FHLMC REMIC PAC Series 2022, Class PE
103,650	6.500	01/15/28	115,510
FHLMC REMIC PAC Series 2109, Class PE
342,832	6.000	12/15/28	375,233

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2345, Class PQ
$ 45,237	6.500%	08/15/16	$ 48,297
FHLMC REMIC PAC Series 2522, Class PE
471,105	5.500	03/15/22	494,202
FHLMC REMIC PAC Series 2524, Class PD
360,616	5.500	12/15/31	374,972
FHLMC REMIC PAC Series 2594, Class OR
95,705	4.250	06/15/32	96,935
FHLMC REMIC PAC Series 2628, Class PV
2,644	3.750	10/15/16	2,644
FHLMC REMIC PAC Series 2668, Class OE
725,000	5.000	10/15/28	747,195
FHLMC REMIC PAC Series 2695, Class AT
150,956	4.000	10/15/26	151,755
FHLMC REMIC PAC Series 2760, Class EC
1,000,000	4.500	04/15/17	1,043,314
FHLMC REMIC PAC Series 2763, Class PC
239,908	4.500	08/15/16	241,595
FHLMC REMIC PAC Series 2765, Class JN
153,080	4.000	05/15/19	153,532
FHLMC REMIC PAC Series 2904, Class PB
268,406	5.500	03/15/28	269,517
FHLMC REMIC PAC Series 3028, Class MC
2,000,000	5.000	06/15/29	2,074,747
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	1,007,583
FHLMC REMIC PAC Series 3079, Class MA
7,177	5.000	11/15/24	7,179
FHLMC REMIC PAC Series 3117, Class PC
599,551	5.000	06/15/31	622,295
FHLMC REMIC Series 2534, Class HB
765,255	5.000	10/15/16	777,724
FHLMC REMIC Series 2584, Class LX
120,249	5.500	12/15/13	122,657
FHLMC REMIC Series 2619, Class YP
249,736	3.500	03/15/16	251,032
FHLMC REMIC Series 2642, Class DA
695,288	5.000	05/15/22	723,708
FHLMC REMIC Series 2664, Class MA
499,192	5.000	04/15/30	508,423
FHLMC REMIC Series 2830, Class DA
513,122	5.000	07/15/19	531,257
FHLMC REMIC Series 2972, Class CA
540,100	4.500	05/15/20	563,995
FHLMC REMIC Series 3131, Class BA
295,217	5.500	11/15/24	309,334
FHLMC REMIC Series 3146, Class GA
336,341	5.500	11/15/24	353,233

The accompanying notes are an integral part of these financial statements.	27

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
$ 36,470	0.000%	06/25/22	$ 32,050
FNMA REMIC PAC Series 1992-129, Class L
217,023	6.000	07/25/22	238,861
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
15,063	0.000	10/25/22	14,817
FNMA REMIC PAC Series 1998-36, Class J
119,772	6.000	07/18/28	127,710
FNMA REMIC PAC Series 2001-71, Class MB
263,179	6.000	12/25/16	285,522
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	644,920
FNMA REMIC PAC Series 2003-14, Class AP
440,953	4.000	03/25/33	477,063
FNMA REMIC PAC Series 2003-29, Class QE
290,153	5.000	04/25/16	290,605
FNMA REMIC PAC Series 2005-102, Class PB
150,832	5.000	03/25/27	151,467
FNMA REMIC Series 1991-137, Class H
103,213	7.000	10/25/21	117,921
FNMA REMIC Series 1993-182, Class FA(a)
33,465	1.850	09/25/23	34,595
FNMA REMIC Series 2003-33, Class LD
1,707,560	4.250	09/25/22	1,765,269
FNMA Series 2003-W17, Class 1A6
78,846	5.310	08/25/33	85,438
GNMA Series 1998-12, Class EB
186,315	6.500	05/20/28	191,256
GNMA Series 2001-53, Class F(a)
35,352	0.606	10/20/31	35,368
GSR Mortgage Loan Trust Series 2003-6F, Class A1
416,760	3.000	09/25/32	412,672
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	4.841	01/25/36	746,657
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
494,533	5.499	10/25/34	464,487
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
558,068	2.868	04/21/34	561,825
Master Asset Securitization Trust Series 2003-6, Class 9A1
136,325	4.250	07/25/33	136,479
Master Asset Securitization Trust Series 2004-3, Class 5A1
72,427	6.250	01/25/32	73,106
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
105,673	3.698	09/25/34	105,091
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
424,481	4.750	04/25/34	420,420

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
$ 255,506	5.000%	05/25/18	$ 264,263
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
38,197	6.250	12/25/23	39,422
Sequoia Mortgage Trust Series 10, Class 1A(a)
193,459	0.656	10/20/27	183,948
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
347,082	0.916	06/20/33	314,616
Structured Asset Securities Corp. Series 2003-20, Class 1A1
1,033,334	5.500	07/25/33	1,076,141
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,181,794	2.712	10/25/33	1,136,016
Vendee Mortgage Trust Series 1996-2, Class 1Z
236,529	6.750	06/15/26	277,183
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
244,831	5.750	12/25/32	253,334
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS4, Class 2A3
219,857	5.000	02/25/33	219,676
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
817,117	5.750	09/25/18	837,052
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
159,273	5.000	06/25/18	165,117

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,582,767)			$ 28,740,889

Commercial Mortgage Obligations – 2.5%
GNMA REMIC Series 2004-51, Class A
$ 75,517	4.145%	02/16/18	$ 75,853
GNMA Series 2004-09, Class A
46,284	3.360	08/16/22	46,272
GNMA Series 2004-20, Class C
1,400,436	4.430	04/16/34	1,474,219
GNMA Series 2004-45, Class A
437,398	4.020	12/16/21	443,522
GNMA Series 2004-60, Class C(a)
1,150,000	5.240	03/16/28	1,232,796

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $3,103,964)			$ 3,272,662

Mortgage-Backed Pass-Through Obligations – 3.3%
FHLMC
$ 124,499	5.500%	08/01/17	$ 134,897
313,952	5.500	09/01/21	340,565
95,522	6.000	10/01/23	103,754
462,169	5.000	05/01/27	491,719

28	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA
$ 81,876	6.500%		09/01/13	$ 89,756
129,186	10.500		11/01/15	141,097
120,064	6.000		07/01/16	130,428
499,050	5.500		05/01/19	542,056
494,311	5.500		06/01/20	536,908
6,514	4.195	(a)	08/01/23	6,823
3,653	9.000		07/01/24	3,680
11,338	2.580	(a)	12/01/28	11,825
80,644	7.000		11/01/31	92,461
647,589	6.000		07/01/33	719,589
670,992	2.940	(a)	02/01/34	701,214
330,318	5.205	(a)	10/01/34	346,898
GNMA
8,470	8.000		07/15/17	9,560
1,441	3.125	(a)	12/20/24	1,488
15,768	3.375	(a)	04/20/26	16,288
14,477	3.625	(a)	08/20/26	14,968
16,543	3.375	(a)	01/20/28	17,104

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $4,271,170)				$ 4,453,078

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $34,957,901)				$ 36,466,629

Government Guarantee Obligations(c) – 7.0%
Citibank NA
$ 900,000	1.375%		08/10/11	$ 907,581
Ally Financial, Inc.
1,000,000	2.200		12/19/12	1,035,976
JPMorgan Chase & Co.
800,000	3.125		12/01/11	823,665
Keybank National Association
400,000	3.200		06/15/12	418,108
Morgan Stanley & Co.
800,000	2.900		12/01/10	801,733
750,000	2.250		03/13/12	768,754
Regions Bank
1,000,000	3.250		12/09/11	1,031,689
U.S. Bancorp
750,000	2.250		03/13/12	769,168
1,000,000	1.800		05/15/12	1,021,129
U.S. Central Credit Union
900,000	1.900		10/19/12	923,731
Wells Fargo & Co.
800,000	3.000		12/09/11	823,696

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS
(Cost $9,090,038)				$ 9,325,230

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – 46.1%
FFCB
$1,000,000	3.875%		10/07/13	$ 1,095,104
2,600,000	2.625		04/17/14	2,760,020
1,170,000	3.000		09/22/14	1,260,881
150,000	4.700		08/10/15	172,042
250,000	7.000		09/01/15	309,620
500,000	6.125		12/29/15	611,455
FHLB
750,000	5.000		03/11/11	762,516
1,640,000	3.375		06/24/11	1,671,196
1,250,000	4.750		12/09/11	1,309,726
1,000,000	3.500		03/08/13	1,070,356
1,500,000	5.125		08/14/13	1,690,501
1,000,000	3.625		10/18/13	1,090,422
1,560,000	5.250		06/18/14	1,811,570
1,000,000	5.250		09/12/14	1,159,299
2,500,000	5.000		12/21/15	2,919,145
250,000	5.375		05/15/19	302,546
FHLMC
1,575,000	2.125		09/21/12	1,625,901
1,500,000	4.625		10/25/12	1,625,424
1,800,000	1.625		04/15/13	1,847,578
1,500,000	4.000		06/12/13	1,633,126
2,000,000	1.500		07/12/13	2,010,924
1,000,000	1.250		07/29/13	1,005,416
1,560,000	2.500		01/07/14	1,647,265
1,600,000	2.500		04/23/14	1,693,462
790,000	5.000		07/15/14	907,469
1,000,000	4.500		01/15/15	1,140,242
1,200,000	2.875		02/09/15	1,286,645
1,300,000	1.750		09/10/15	1,322,312
1,300,000	5.300		12/01/15	1,539,587
FNMA
1,000,000	6.125		03/15/12	1,078,617
2,000,000	3.625		02/12/13	2,142,210
1,500,000	4.375		03/15/13	1,635,481
1,600,000	2.500		05/15/14	1,690,906
1,000,000	3.000		07/28/14	1,017,459
2,000,000	3.000		09/16/14	2,153,608
1,250,000	4.625		10/15/14	1,425,019
2,000,000	2.625		11/20/14	2,125,044
1,800,000	5.000		04/15/15	2,098,166
1,150,000	1.000	(d)	06/23/15	1,151,091
1,250,000	2.375		07/28/15	1,309,658
1,000,000	4.375		10/15/15	1,141,758
2,000,000	1.625		10/26/15	2,019,064
Tennessee Valley Authority
900,000	6.790		05/23/12	988,971

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,659,931)				$ 61,258,802

The accompanying notes are an integral part of these financial statements.	29

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 13.6%
United States Treasury Inflation Protected Securities
$1,214,140	3.000%	07/15/12	$ 1,290,972
1,181,450	2.000	01/15/14	1,278,365
1,158,120	2.000	07/15/14	1,265,879
United States Treasury Notes
2,000,000	5.125	06/30/11	2,065,078
435,000	4.500	04/30/12	462,646
1,800,000	1.375	09/15/12	1,834,735
2,400,000	1.375	11/15/12	2,449,500
1,200,000	1.750	04/15/13	1,239,096
1,200,000	1.750	03/31/14	1,244,250
1,700,000	2.375	10/31/14	1,802,133
1,200,000	2.250	01/31/15	1,265,626
1,800,000	2.125	05/31/15	1,886,490

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,223,697)			$ 18,084,770

Short-term Investment(e) – 3.7%
Repurchase Agreement – 3.7%
State Street Bank & Trust Co.
$4,930,000	0.010%	11/01/10	$ 4,930,000
Maturity Value: $4,930,004
(Cost $4,930,000)

TOTAL INVESTMENTS – 99.4%
(Cost $126,680,498)			$132,227,970

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			794,315

NET ASSETS – 100.0%			$133,022,285

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2010.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at October 31, 2010.
(e)	Repurchase agreement was entered into on October 29, 2010. This agreement was fully collateralized by $4,680,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $5,030,532.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—MortgageSecurities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 10/31/10	AS OF 10/31/09

U.S. Government Agency Obligations	46.1%	34.0%
Collateralized Mortgage Obligations	21.6	30.8
U.S. Treasury Obligations	13.6	8.9
Government Guarantee Obligations	7.0	8.8
Mortgage-Backed Pass-Through Obligations	3.3	5.3
Commercial Mortgage Obligations	2.5	4.3
Asset-Backed Securities	1.6	2.3
Short-term Investment	3.7	5.3

TOTAL INVESTMENTS	99.4%	99.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2010.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2010, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 7.43%.

Over the one-year period ended October 31, 2010, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 5.72%.

Over the one-year period ended October 31, 2010, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 5.15%.

These returns compare to the 7.35% annualized total return of the Funds’ benchmark, the Barclays Capital 3-15 Year Blend Index.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: The massive reversal in risk-taking that began in early 2009 has continued throughout 2010. Credit spreads, or the additional yield received for buying lower rated bonds, had increased to all time highs in late 2008 into early 2009. Since then, those spreads have snapped back dramatically. Long bond yields also came crashing down due to a slowing economy and lower inflation expectations. Currently, these trends have resulted in the lowest quality and longest maturity bonds performing the best. Given our ability to find these types of bonds throughout the country, the National Tax-Free Intermediate Bond Fund was able to keep up with the overall market and the benchmark. The same could not be said for our two single-state funds. A limited supply of lower quality bonds with longer maturities in both Kansas and Missouri proved to be a drag on performance relative to the benchmark, which is comprised of national holdings. Over time, however, we believe that these differences or imbalances between states tend to work themselves out.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: One of the biggest changes in the National Tax-Free Intermediate Bond Fund for the last year was to move into more single-A rated and triple-B rated issues. Throughout the year we made a concerted effort to purchase lower-rated bonds in sectors we believed presented the best long-term opportunities. While not as successful in finding similar bonds in the two single-state funds, we were able to add higher yielding non-essential revenue bonds in both the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Our favorite sectors continue to be single-family housing, hospitals, and lease revenue bonds.

Q: Could you describe some specific holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were some of our lower rated hospital and higher education bonds such as Tangipahoa Parish LA Hosp Rev 5.00% due 2/1/30, Louisiana Woman’s Hospital 5.50% due 10/1/25, and Glendale IDA for Midwestern University 5.25% due 10/1/22.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were some of our lower rated transportation and hospital bonds such as Bi-State Dev Agency 5.25% due 7/1/20, St Louis Airport Rev 5.00% due 7/1/24, and MO State Health and Ed for Children’s Mercy 5.00% due 5/15/23.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were lower rated hospital and non-Kansas bonds such as KDFA Adventist Hospital 5.50% due 11/15/23, Puerto Rico 5.50% due 7/1/16, and Louisiana Woman’s Hospital 5.50% due 10/1/25.

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview (continued)

Q: What were some examples of holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, Iowa St Housing 4.00% due 7/1/27 and Oregon St Housing 4.35% due 7/1/18 performed poorly.

In the Missouri Tax-Free Intermediate Bond Fund, Kansas City Water Rev 5.75% due 12/1/10 and St. Louis County Rockwood S/D 5.00% due 2/15/11 performed poorly.

In the Kansas Tax-Free Intermediate Bond Fund, Chisholm Creek KS 5.25% due 9/1/24 and Sedgwick and Shawnee County Housing 5.25% due 12/1/38 performed poorly.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2010 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2009 - October 31, 2010	Fund Total Return(a)	Index Total Return	Index
National Tax-Free Intermediate Bond Fund	7.43%	7.35%	Barclays Capital 3-15 Year Blend(c)

Standardized Average Annual Total Return through September 30, 2010(b)

Standardized Average Annual Total Return through September 30, 2010(b)	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	5.98%	4.65%	5.03%	4.97%
Barclays Capital 3-15 Year Blend Index (as of March 1, 1995)(c)	5.79%	5.43%	5.62%	5.82%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2000 through October 31, 2010.

Average Annual Total Return through October 31, 2010	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	7.43%	4.76%	4.91%	4.93%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
National Tax-Free Intermediate Bond Fund	0.70%	0.86%

(a)

Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

     Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of the waiver and expense agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.3%
Alabama – 0.6%
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A3)
$1,005,000	5.000%	06/01/16	$1,064,697
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA+/Aa3)
65,000	4.500	07/01/23	67,328

			1,132,025

Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,092,924

Arizona – 11.8%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	719,908
750,000	4.750	01/01/22	771,285
1,000,000	5.000	01/01/25	1,032,590
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,014,652
2,290,000	5.250	09/01/23	2,442,560
Arizona School Facilities Board Certificates of Participation Series A (NATL-RE) (A+/Aa3)
1,000,000	5.000	09/01/13	1,086,660
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
1,020,000	5.000	07/01/13	1,110,260
2,000,000	5.000	07/01/14	2,221,220
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,531,920
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,329,468
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	964,223
335,000	5.000	07/01/18	374,222
350,000	5.000	07/01/19	385,245
1,100,000	5.125	07/01/22	1,187,681
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa1)
1,070,000	5.000	08/01/27	1,105,149
Tucson AZ GO Bonds (Refunding) (FGIC) (AA-/Aa2)
535,000	4.000	07/01/15	595,498
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/Aa3)
1,000,000	5.000	07/01/19	1,088,390
500,000	5.000	07/01/20	540,800
1,000,000	5.000	07/01/21	1,071,200

			22,572,931

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arkansas – 0.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
$ 535,000	5.480%	09/01/17	$ 565,538

California – 1.6%
Port Oakland CA Revenue Bonds Series C (A/A3)
600,000	5.000	11/01/16	674,844
Sacramento County CA Airport System Revenue Bonds (A/A2)
1,000,000	5.000	07/01/27	1,063,760
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (AA/Aa1)(a)
880,000	0.000	09/01/23	487,969
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (A/Baa1)
800,000	5.250	02/01/23	855,952

			3,082,525

Colorado – 1.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,048,890
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
60,000	5.250	06/01/11	61,639
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	1,006,490
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
430,000	4.350	11/01/19	448,619
450,000	4.600	11/01/20	475,591
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa1)
250,000	4.500	12/01/23	262,458

			3,303,687

District of Columbia – 0.6%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,205,297

Florida – 11.6%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	912,406
Florida Housing Finance Corp. Revenue Bonds (Homeowner Mortgage) Series 2 (GNMA/FNMA/FHLMC) (AA+/Aa1)
990,000	4.400	07/01/24	1,002,048
Florida Housing Finance Corp. Revenue Bonds (Homeowner Mortgage-Special Program) Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
1,000,000	4.100	01/01/22	1,009,860

34	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Florida Municipal Loan Council Revenue Bonds Series A (NATL-RE) (A/Baa1)
$1,000,000	5.000%	10/01/20	$ 1,035,990
Florida State Municipal Power Agency Revenue Bonds (Stanton Project) Series A (NR/A1)
1,175,000	5.000	10/01/18	1,338,490
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,094,070
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AA+/Aa1)
50,000	5.500	07/01/21	59,470
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/NR)
1,500,000	5.000	06/01/24	1,522,605
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
1,000,000	5.250	10/01/23	1,084,370
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A-1 (A-/A2)
1,000,000	5.000	10/01/22	1,069,300
1,000,000	5.500	10/01/25	1,095,120
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding for University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	762,864
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,120,170
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA+/Aa3)
1,805,000	4.000	04/01/18	1,919,166
1,260,000	4.000	04/01/19	1,308,321
Miami-Dade County FL Water & Sewer Revenue Bonds (Refunding) (XLCA) (A+/Aa2)
2,000,000	5.000	10/01/21	2,215,040
Ocala FL Utility System Revenue Bonds Series A (NR/A1)
540,000	5.000	10/01/17	602,305
Orange County FL School Board Certificates of Participation Series A (FGIC) (AA-/Aa3)
1,000,000	5.000	08/01/16	1,143,900
Osceola County FL School Board Certificates of Participation Series A (FGIC) (A/Aa3)
465,000	5.000	06/01/15	500,619
Palm Beach County FL School Board Certificates of Participation (FGIC) (AA-/Aa3)
1,000,000	5.500	08/01/15	1,159,110
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	214,500

			22,169,724

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding and Improvement) Series 1992 (NATL-RE) (A/Baa1)
$ 90,000	6.100%	10/01/19	$ 112,634
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding and Improvement) Series 1993 (NATL-RE) (A/Aa2)
55,000	5.500	08/01/23	65,573
Gainesville & Hall County Hospital Authority Revenue Bonds Anticipation Certificates (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	511,670

			689,877

Illinois – 11.0%
Chicago IL Metropolitan Water Reclamation District Greater Chicago GO Bonds (Refunding) Series C (AAA/Aaa)
500,000	5.250	12/01/26	602,755
Chicago IL Public Building Commission Revenue Bonds (Refunding Chicago School Reform) Series B (FGIC) (A/Aa2)
1,000,000	5.250	12/01/18	1,151,800
Chicago IL Wastewater Transmission Revenue Bonds (Refunding) Series 1993 (FGIC) (A/Aa2)
1,080,000	5.375	01/01/13	1,119,604
De Kalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,009,485
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (A/Baa1)
2,000,000	5.250	12/01/22	2,122,340
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	487,216
490,000	4.900	01/01/27	506,043
1,625,000	5.000	01/01/30	1,663,285
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,258,957
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa2)
100,000	5.250	04/01/22	104,246
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa2)
650,000	5.125	04/01/19	689,461
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa3)
255,000	3.700	02/01/13	262,308
Illinois State GO Bonds (A+/A1)
1,000,000	4.000	04/01/19	1,017,320
Illinois State GO Bonds (First Series) (NATL-RE) (A+/A1)
2,000,000	5.500	08/01/17	2,258,840

The accompanying notes are an integral part of these financial statements.	35

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds (Refunding) Series B (A+/A1)
$1,100,000	5.000%	01/01/14	$ 1,190,717
Illinois State GO Bonds Series A (A+/A1)
2,000,000	5.000	03/01/17	2,116,600
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/NR)
435,000	6.150	12/01/12	470,439
Northern IL Municipal Power Agency Project Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/42	995,240
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (AGM) (AA+/NR)(a)
540,000	0.000	04/01/18	420,304
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
1,000,000	5.000	10/01/20	1,078,610
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (AGM) (AA+/Aa2)(a)
635,000	0.000	11/01/13	603,434

			21,129,004

Indiana – 6.9%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa2)
600,000	5.000	05/01/16	693,894
615,000	5.000	11/01/16	714,587
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
755,000	4.000	06/01/12	792,803
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	262,580
675,000	6.050	02/01/23	700,582
3,000,000	6.860	02/01/29	3,151,770
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	419,020
120,000	5.000	08/01/14	133,519
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,210,914
Indiana State Finance Authority Lease Revenue Bonds (Refunding) Series A-1 (AA+/Aa2)
500,000	5.000	11/01/13	549,050
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	540,197
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage) (AA/Baa1)
920,000	3.000	01/15/26	791,228

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Mun-Del Building Corp. Delaware County IN Revenue Bonds (Refunding-First Mortgage) (A/NR)
$ 830,000	3.000%	07/05/13	$ 846,044
750,000	3.000	01/05/14	769,432
585,000	3.000	07/05/14	594,986
St. Joseph County IN Industry Redevelopment District Special Taxing (Refunding) (A+/A1)
1,000,000	3.000	01/15/13	1,022,700

			13,193,306

Iowa – 0.6%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
150,000	4.300	07/01/16	152,369
Iowa Finance Authority Single Family Mortgage Revenue Bonds (Non Ace Mortgage Backed Securities) (Non AMT) Series 1 (FHLMC) (NR/Aaa)
1,000,000	4.000	07/01/27	991,670

			1,144,039

Kansas – 0.6%
Neosho County KS Sales Tax Revenue Bonds (NATL-RE) (ETM) (A/NR)
55,000	5.500	08/15/11	55,000
Olathe KS Health Facilities Revenue Bonds (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	1,064,950

			1,119,950

Kentucky – 2.3%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,110,000	5.000	02/01/17	1,217,614
1,000,000	5.000	02/01/23	1,065,440
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	2,048,808

			4,331,862

Louisiana – 4.3%
East Baton Rouge LA Mortgage Finance Authority Single Family Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (GNMA/FNMA/FHLMC) (NR/Aaa)
635,000	4.750	10/01/29	651,809
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,269,200
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,143,835
1,245,000	5.000	02/01/30	1,210,426

			8,275,270

36	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – 3.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
$3,075,000	5.100%	01/01/25	$ 3,209,746
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,030
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (BBB+/Baa1)
960,000	5.000	07/01/20	1,071,293
1,415,000	5.000	07/01/21	1,562,004
Massachusetts State Housing Finance Agency Revenue Bonds (Single Family) Series 152 (AA/Aa2)
1,000,000	4.150	12/01/28	984,960
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa1)
60,000	6.500	07/15/19	73,599

			6,911,632

Michigan – 1.9%
Grand Valley MI State University Revenue Bonds (FGIC) (A+/NR)
1,500,000	5.300	12/01/24	1,621,890
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/NR)
1,080,000	5.500	02/01/18	1,191,898
Ingham County MI GO Bonds Series 1998 (AGM) (AA+/Aa3)
390,000	5.125	11/01/12	399,988
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (NATL-RE) (A/Baa1)
520,000	5.000	11/15/12	521,607

			3,735,383

Minnesota – 1.9%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
625,000	3.800	07/01/17	653,044
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (A+/A1)
1,000,000	5.000	11/15/14	1,125,610
1,000,000	5.000	11/15/19	1,122,710
St. Paul MN Housing & Redevelopment Authority Parking Revenue Bonds (Refunding-Parking Facilities Project) Series A (A+/A1)
665,000	4.000	08/01/22	676,804

			3,578,168

Missouri – 1.8%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	100,543
125,000	0.000	02/01/15	109,745
305,000	0.000	02/01/17	242,295

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (A/NR)
$1,070,000	5.000%	04/01/19	$ 1,100,666
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	278,592
St. Charles MO Certificates of Participation Series B (NR/A1)
1,000,000	5.500	05/01/18	1,046,160
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	501,540

			3,379,541

Montana – 0.3%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
250,000	4.350	06/01/16	252,460
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
260,000	4.350	12/01/16	262,558

			515,018

Nebraska – 0.5%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	556,665
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
110,000	4.300	09/01/14	114,242
145,000	4.350	03/01/15	148,148
95,000	4.350	09/01/15	97,323
95,000	4.400	09/01/16	96,815

			1,013,193

Nevada – 0.6%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/Aa2)
1,020,000	5.000	07/01/28	1,047,091
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	104,201

			1,151,292

New Hampshire – 1.1%
New Hampshire State Housing Finance Authority Revenue Bonds (Single Family Mortgage) (Non AMT) (NR/Aa2)
715,000	5.300	07/01/28	761,346
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) Series A (NR/Aa3)
1,375,000	3.800	07/01/25	1,365,925

			2,127,271

The accompanying notes are an integral part of these financial statements.	37

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 1.1%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
$2,000,000	4.750%	12/01/23	$ 2,050,360
Passaic County NJ GO Bonds (Refunding Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	103,876

			2,154,236

New Mexico – 1.6%
Albuquerque NM Airport Revenue Bonds (Refunding-Subordinated Lien) Series E (A/A1)
2,000,000	5.000	07/01/14	2,209,260
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (A+/Aa3)
500,000	5.375	07/01/13	511,815
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Class I-B-2 (GNMA/FNMA/FHLMC) (AAA/NR)
400,000	4.000	09/01/19	409,120

			3,130,195

New York – 1.3%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	170,418
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/Aa3)
2,000,000	5.100	01/01/21	2,108,840
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
260,000	5.750	07/01/13	279,664

			2,558,922

North Dakota – 0.8%
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	573,694
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
635,000	4.450	07/01/17	658,673
North Dakota State Housing Finance Agency Revenue Bonds (Housing Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	295,397

			1,527,764

Ohio – 3.6%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/NR)
1,250,000	5.000	12/01/16	1,379,925
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (NR/NR)
1,695,000	5.000	06/01/12	1,698,645

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Mid-East OH Career & Technology Centers Certificates of Participation (AA-/NR)
$ 575,000	4.000%	12/01/17	$ 606,527
Ohio Housing Finance Agency Single Family Mortgage Revenue Bonds Series 1 (NR/Aaa)
1,000,000	4.000	11/01/25	996,200
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	580,455
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	462,650
1,000,000	5.000	05/01/18	1,129,050

			6,853,452

Oklahoma – 2.9%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,047,100
1,000,000	4.850	09/01/18	1,083,850
1,000,000	5.000	09/01/19	1,089,230
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,209,540
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	157,522

			5,587,242

Oregon – 0.7%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series E (AMT) (NR/Aa2)
375,000	5.050	07/01/17	390,458
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
900,000	5.250	08/15/12	959,310

			1,349,768

Pennsylvania – 3.9%
Greater Latrobe PA School Building Authority Revenue Bonds (Refunding) Series B (FGIC) (NR/Aa3)
1,140,000	5.000	04/01/13	1,218,979
Pennsylvania Housing Finance Agency Revenue Bonds (Single Family Mortgage) (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,111,520
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds Series 110B (Go of Agency) (AA+/Aa2)
2,000,000	4.125	10/01/25	1,971,220
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,225,340

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
$ 460,000	5.000%	08/01/20	$ 475,019
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,425,384

			7,427,462

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/A3)
10,000	5.000	07/01/20	11,073

Rhode Island – 0.4%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	180,186
205,000	5.800	12/01/14	205,146
125,000	5.900	12/01/15	125,091
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/NR)
190,000	5.750	12/01/13	190,165

			700,588

South Carolina – 4.5%
Berkeley County SC School District Installment Lease Revenue Bonds (Securing Assets for Education) (A/A1)
2,500,000	5.250	12/01/24	2,649,775
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	578,567
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	796,803
Kershaw County SC Public Schools Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
1,000,000	5.000	12/01/22	1,040,850
1,500,000	5.000	12/01/28	1,539,435
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA+/Aa2)
175,000	5.500	12/01/15	206,283
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA+/Aa3)
255,000	5.500	12/01/15	298,827
Scago Public Facilities Corp. for Georgetown County SC (Refunding-Georgetown County Project) Series A (A+/Aa3)
1,000,000	5.000	12/01/18	1,115,150
Spartanburg County SC School District No. 007 Lease Revenue Bonds (McCarthy Teszler Project) (XLCA) (NR/NR)
500,000	5.000	03/01/22	500,875

			8,726,565

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 0.1%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
$ 185,000	5.150%	05/01/11	$ 185,204

Tennessee – 0.1%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA+/Aa1)
220,000	4.250	01/01/14	227,152

Texas – 4.5%
Brownsville TX GO Bonds (Refunding) Series 2005 (A+/Aa3)
1,000,000	5.000	02/15/21	1,068,160
710,000	5.000	02/15/22	755,475
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
500,000	5.000	08/01/22	531,470
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
500,000	5.250	09/01/22	532,175
Corpus Christi TX Utility System Revenue Bonds (Refunding) (AGM) (AA+/Aa3)
375,000	5.000	07/15/12	401,734
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
130,000	5.750	11/01/15	135,962
Garland TX Electric Utility System Revenue Bonds Series 2009 (A+/NR)
1,000,000	5.000	03/01/13	1,072,130
Houston County TX Certificate Obligation GO Bonds (A/NR)
235,000	5.000	02/15/20	260,986
590,000	5.000	02/15/24	633,093
620,000	5.000	02/15/25	660,821
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (NATL-RE) (A+/Aa3)
1,000,000	5.375	04/15/13	1,019,500
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A+/NR)
330,000	5.250	10/01/21	348,064
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
105,000	4.600	09/01/19	107,283
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/Aa3)
675,000	5.500	07/01/24	758,248
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	330,450

			8,615,551

The accompanying notes are an integral part of these financial statements.	39

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Utah – 0.4%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
$ 435,000	3.600%	07/01/15	$ 436,962
400,000	3.850	07/01/16	402,612

			839,574

Virginia – 0.6%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (A/NR)
1,000,000	5.250	07/15/17	1,124,140

Washington – 3.8%
Clark County WA School District No. 114 Evergreen GO Bonds (AGM) (NR/Aa1)(b)
330,000	5.375	06/01/12	355,522
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,027,540
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	174,819
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	570,135
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
2,000,000	4.375	07/01/18	2,107,000
1,750,000	5.250	07/01/25	1,826,703
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding-Gonzaga University Project) Series B (NR/A3)
1,200,000	5.000	04/01/29	1,233,960

			7,295,679

West Virginia – 0.5%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement for Charleston) Series A (NR/A2)
1,000,000	5.500	09/01/28	1,027,300

Wisconsin – 1.5%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	126,031
350,000	5.000	12/01/15	385,332
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
100,000	4.375	05/01/12	104,704
Wisconsin Housing & Economic Develoment Authority Home Ownership Revenue Bonds (Market Bonds) Series A (AAA/Aaa)
1,150,000	3.450	10/01/20	1,150,000
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,106,400

			2,872,467

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – 0.4%
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
$ 10,000	5.150%	12/01/10	$ 10,011
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	171,603
280,000	4.250	12/01/14	292,676
385,000	4.300	12/01/15	393,805

			868,095

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $183,116,785)			$190,501,886

Short-term Investment(c) – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co.
$ 995,000	0.010%	11/01/10	$ 995,000
Maturity Value: $995,001
(Cost $995,000)

TOTAL INVESTMENTS – 99.8%
(Cost $184,111,785)			$191,496,886

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			400,463

NET ASSETS – 100.0%			$191,897,349

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on October 29, 2010. This agreement was fully collateralized by $945,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $1,015,781.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

40	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
CIFG	—Insured by CIFG Assurance North America, Inc.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Radian	—Insured by Radian Asset Assurance
VA	—Veterans Administration
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/10	AS OF 10/31/09

Lease	19.1%	20.1%
General Obligations	12.4	17.4
Education	14.4	12.9
Hospital	17.2	11.3
Single Family Housing	10.6	10.7
General	9.0	9.4
Transportation	6.8	6.7
Water/Sewer	4.6	6.4
Prerefunded/Escrow to Maturity	0.1	1.7
Power	1.9	1.0
Student	3.2	0.3
Multi Family Housing	0.0	0.1
Short-term Investment	0.5	2.3

TOTAL INVESTMENTS	99.8%	100.3%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2010 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2009 - October 31, 2010	Fund Total Return(a)	Index Total Return	Index
Missouri Tax-Free Intermediate Bond Fund	5.72%	7.35%	Barclays Capital 3-15 Year Blend(c)

Standardized Average Annual Total Return through September 30, 2010(b)

Standardized Average Annual Total Return through September 30, 2010( b)	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	4.47%	4.41%	4.78%	4.77%
Barclays Capital 3-15 Year Blend Index (as of March 1, 1995)(c)	5.79%	5.43%	5.62%	5.82%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2000 through October 31, 2010.

Average Annual Total Return through October 31, 2010	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	5.72%	4.47%	4.65%	4.73%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Missouri Tax-Free Intermediate Bond Fund	0.70%	0.84%

(a)

Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

     Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of the waiver and expense agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.3%
Arizona – 2.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,032,590
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,199,860
Pinal City Arizona Unified School District No.1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,239,165
1,215,000	5.150	07/01/24	1,298,081

			6,769,696

California – 0.8%
Sacramento County CA Airport System Revenue Bonds (A/A2)
2,000,000	5.000	07/01/27	2,127,520

Colorado – 0.3%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	678,145

Florida – 1.2%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,094,070
Tampa FL Revenue Bonds (Health System-Catholic East) (A/A1)
1,875,000	5.000	11/15/16	2,115,825

			3,209,895

Idaho – 0.4%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aaa)
950,000	5.250	07/01/29	1,000,578

Illinois – 1.9%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA/NR)
1,500,000	5.250	10/15/27	1,644,600
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	1,016,620
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,069,730
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,040,460
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (Unrefunded-Capital Appreciation) Series A (A/A2)(a)
400,000	0.000	06/15/12	386,468

			5,157,878

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 1.5%
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
$2,000,000	6.860%	02/01/29	$ 2,101,180
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	551,460
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,435,000	5.000	07/01/35	1,395,265

			4,047,905

Iowa – 0.4%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
915,000	5.000	07/01/23	937,811

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
460,000	5.750	07/01/39	488,612

Louisiana – 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,634,968
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,376,880

			9,011,848

Michigan – 0.4%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,045,950

Missouri – 83.0%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	202,016
230,000	3.000	11/01/18	228,222
210,000	3.000	11/01/19	204,971
225,000	3.625	11/01/22	221,236
470,000	3.700	11/01/23	460,017
225,000	3.800	11/01/24	219,269
480,000	3.875	11/01/25	467,467
250,000	4.000	11/01/26	245,075
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/A1)
150,000	4.000	03/01/17	159,708
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	160,409

The accompanying notes are an integral part of these financial statements.	43

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA+/Aa3)
$2,000,000	5.250%	07/01/20	$ 2,261,940
Boone County MO Hospital Revenue Bonds (NR/A3)
1,600,000	5.750	08/01/28	1,696,160
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,098,030
1,250,000	5.000	03/01/19	1,361,300
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/NR)
300,000	5.500	03/01/14	339,432
Bridgeton MO Certificates of Participation (NR/Aa3)
250,000	1.700	08/01/11	251,460
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
500,000	5.250	03/01/17	593,505
1,000,000	5.250	03/01/21	1,095,750
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	216,696
215,000	1.900	03/01/14	216,776
220,000	2.250	03/01/15	221,753
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	950,906
400,000	5.250	06/01/12	422,072
1,000,000	5.250	06/01/13	1,076,790
1,550,000	5.500	06/01/16	1,638,288
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,147,060
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,030,960
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,030,960
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,409,178
2,435,000	5.000	03/01/28	2,639,686
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	761,046
650,000	5.000	03/01/22	708,988

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
$ 810,000	5.200%	12/01/23	$ 861,775
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	424,716
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	684,354
1,000,000	4.500	12/01/20	1,040,930
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	408,455
Florissant MO Certificates of Participation (FGIC) (NR/A1)
330,000	5.000	08/01/11	340,616
560,000	5.000	08/01/12	600,454
485,000	5.000	08/01/15	507,761
500,000	5.000	08/01/16	520,925
450,000	5.000	08/01/17	467,348
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,231,794
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	791,910
935,000	5.000	03/01/18	1,052,361
945,000	5.000	03/01/19	1,051,568
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
395,000	5.000	12/01/15	415,441
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	501,196
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/Aa2)
100,000	2.000	07/01/11	100,703
640,000	2.000	07/01/12	648,710
425,000	2.500	07/01/15	434,979
Greene County MO Reorganized School District No. R-8 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
520,000	5.250	03/01/16	548,787
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/Aa2)
450,000	2.000	03/01/13	455,022
280,000	2.500	03/01/15	286,124
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	501,935
Hannibal MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Hannibal Regional Hospital) (BBB+/NR)
650,000	3.500	09/01/12	664,807

44	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Harrisonville MO Annual Appropriation Supported Tax Revenue Bonds (Refunding-Harrisonville Towne Center Project) (A+/NR)
$1,610,000	4.625%	11/01/28	$ 1,576,303
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
2,300,000	5.000	03/01/19	2,415,828
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	492,165
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/NR)
420,000	4.600	06/01/29	404,985
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,608,500
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,294,737
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,370,262
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	570,805
555,000	4.500	12/01/20	595,504
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	553,120
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,162,440
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	554,220
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,350,000	5.000	12/01/11	1,407,132
1,360,000	5.000	12/01/22	1,464,611
Jackson County MO Special Obligation Revenue Bonds Series A (NATL-RE) (NR/Aa3)
2,540,000	5.500	12/01/12	2,675,280
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/NR)
1,000,000	5.250	12/01/15	1,068,340
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)
290,000	4.000	12/01/20	306,278
435,000	4.000	12/01/21	455,193
425,000	4.000	12/01/22	442,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
$1,000,000	5.000%	03/01/18	$ 1,052,070
2,000,000	5.000	03/01/19	2,104,140
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	469,242
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,294,638
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	844,321
555,000	5.500	02/15/14	586,818
1,500,000	5.500	02/15/29	1,518,120
1,500,000	5.750	02/15/35	1,518,765
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,116,990
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,207,558
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,800,004
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series D (AA-/A1)
310,000	6.431	04/01/18	322,958
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,370,405
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	513,245
Kansas City MO Special Obligation Tax Allocation (Refunding-Kansas City Project) Series B (AA-/A1)
500,000	3.000	01/01/15	518,035
Kirkwood MO Certificates of Participation (Build America Bonds Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	510,225
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	813,923
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
500,000	5.000	03/01/20	573,670
545,000	5.000	03/01/22	619,142
500,000	5.000	03/01/23	564,600

The accompanying notes are an integral part of these financial statements.	45

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa2)
$ 335,000	5.250%	07/01/11	$ 345,281
1,000,000	5.250	07/01/12	1,028,190
1,135,000	5.250	07/01/15	1,158,165
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa2)
480,000	5.000	07/01/20	497,242
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA+/Aa3)
1,620,000	4.750	03/01/16	1,747,478
850,000	4.750	03/01/17	912,365
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,142,870
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (NATL-RE) (AA-/Aa3)(b)
2,410,000	5.250	12/01/11	2,536,380
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA+/Aa3)
830,000	5.250	03/01/21	932,795
700,000	5.250	03/01/22	782,432
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,070,070
Missouri State Development Finance Board Infrastructure Facilities (Eastland Center Project) Series A (A/NR)
150,000	4.500	04/01/22	152,249
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (A/NR)
300,000	5.000	04/01/13	315,684
1,240,000	5.000	04/01/21	1,272,426
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A/NR)
935,000	4.750	04/01/28	938,039
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A/NR)
590,000	4.250	04/01/12	608,036
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A/NR)
1,000,000	6.125	04/01/29	1,038,000
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A/NR)
700,000	4.000	11/01/13	745,332

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Prerefunded-State Revolving Funds Program) Series B (NR/Aaa)(b)
$ 705,000	5.000%	01/01/13	$ 772,779
1,715,000	5.125	01/01/13	1,884,493
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	479,260
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
245,000	5.250	01/01/11	246,882
1,115,000	5.000	07/01/17	1,312,110
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series A (NR/Aaa)
185,000	5.125	07/01/11	185,620
435,000	5.200	07/01/12	436,466
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (NR/Aaa)
415,000	5.125	01/01/18	445,299
20,000	5.000	01/01/22	21,105
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,296,586
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,056,860
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,456,126
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,123,780
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,036,210
Missouri State Health & Educational Facilities Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,308,393
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	11/15/19	1,114,480
Missouri State Health & Educational Facility Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,316,814

46	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
$ 150,000	6.000%	05/15/11	$ 153,833
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	538,208
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,000,000	5.500	10/01/12	1,077,430
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA+/Aa3)
2,000,000	5.000	11/15/14	2,216,620
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	515,800
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,201,420
1,545,000	5.000	02/15/20	1,722,196
120,000	4.750	11/15/37	120,289
Missouri State Highways & Transit Commission Road Revenue Bonds (Federal Reimbursement) Series A (AA+/Aa1)
1,115,000	2.250	05/01/15	1,166,078
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,389,041
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	493,805
3,420,000	4.750	07/01/42	3,370,171
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
285,000	4.750	12/01/10	285,251
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AAA/NR)
1,080,000	3.950	05/01/21	1,091,426
1,260,000	3.950	11/01/21	1,273,331
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (FNMA/GNMA) (AAA/NR)
25,000	5.800	09/01/11	25,001
20,000	5.900	09/01/12	20,001
20,000	6.000	09/01/13	20,001
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,142,460
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)(b)
300,000	5.250	08/01/12	325,266

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Monarch-Chesterfield MO Levee District Revenue Bonds (NATL-RE) (A/Baa1)
$1,000,000	5.450%	03/01/14	$ 1,013,080
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,513,468
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/Aa3)
1,430,000	5.250	03/01/21	1,588,015
Nixa MO Electric System Revenue Bonds (XLCA) (NR/NR)
1,000,000	4.750	04/01/15	1,058,820
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	11/15/18	1,047,500
1,000,000	5.000	11/15/19	1,041,340
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,469,920
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	3,002,736
O’ Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.000	02/01/22	1,011,480
O’ Fallon MO Certificates of Participation (NR/Aa3)
2,130,000	5.250	11/01/17	2,400,276
1,000,000	5.250	11/01/18	1,127,800
2,000,000	5.250	11/01/19	2,250,000
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (AGM) (AA+/Aa3)
740,000	4.900	03/01/16	746,260
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA+/NR)
1,500,000	5.000	03/01/19	1,779,060
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/Aa3)
440,000	5.000	03/01/22	488,215
Parkville MO GO Notes (Brink Meyer Road Temporary Notes) (SP-1+/NR)
1,520,000	2.250	08/01/11	1,520,167
Parkville MO GO Notes (Brush Creek Drain Temporary Notes) (SP-1+/NR)
2,570,000	2.250	08/01/11	2,570,283
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,938,552
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	496,948
850,000	5.000	12/01/20	952,484

The accompanying notes are an integral part of these financial statements.	47

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO Reorganized School District No. R-3 GO Bonds for School Building (AGM) (AA+/Aa3)
$1,025,000	4.500%	03/01/22	$ 1,092,875
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	157,233
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	101,306
100,000	4.700	07/01/27	101,191
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	380,893
175,000	2.500	05/01/15	177,011
150,000	2.650	05/01/16	149,924
125,000	3.000	05/01/17	125,440
150,000	3.150	05/01/18	148,320
150,000	3.300	05/01/19	148,574
250,000	3.500	05/01/20	246,815
300,000	3.750	05/01/21	296,154
325,000	3.875	05/01/22	320,990
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,962,511
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,031,850
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	474,543
500,000	5.500	03/01/15	527,675
Sikeston MO Electric Revenue Bonds (Refunding) (A/Baa1)
530,000	5.000	06/01/22	531,325
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	200,538
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable-Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	573,448
575,000	6.850	03/01/29	611,248
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,076,920
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	205,865
530,000	4.500	11/01/19	565,680
610,000	4.500	11/01/20	647,167
645,000	4.750	11/01/21	688,860
685,000	4.750	11/01/22	727,669

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
$ 385,000	4.750%	11/01/21	$ 411,180
405,000	4.750	11/01/22	430,227
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	3,064,156
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,170,688
100,000	5.200	12/01/31	105,697
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
530,000	5.000	12/01/12	558,201
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	677,632
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,228,300
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	107,823
735,000	5.200	06/01/24	784,304
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	500,030
515,000	5.000	11/15/16	521,947
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	425,828
St. Louis County MO Rockwood School District No. R-6 GO Bonds Series A (AAA/NR)(b)
1,315,000	5.000	02/01/13	1,446,276
St. Louis MO Airport Revenue Bonds (Refunding for Lambert International Airport) Series B (AMT) (AGM) (AA+/Aa3)
2,000,000	5.000	07/01/24	2,063,860
St. Louis MO Airport Revenue Bonds (Refunding for Lambert/St. Louis International Airport) (NATL-RE) (FGIC) (A/Baa1)
185,000	5.125	07/01/12	186,049
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) (FGIC) (A/Baa1)
100,000	5.125	07/01/15	100,567
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
355,000	3.000	04/01/11	357,801
100,000	4.000	04/01/16	109,080
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (A/NR)
700,000	5.250	02/15/15	721,350

48	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
$1,255,000	3.000%	08/01/14	$ 1,300,494
1,345,000	4.000	08/01/14	1,442,055
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(b)
900,000	5.500	02/01/12	940,176
St. Louis MO Parking Revenue Bonds (Taxable) Series B (A/Baa1)
100,000	5.140	12/15/14	106,945
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,686,177
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,164,062
Taney County MO Reorganized School District No. R-V Hollister School District Direct Deposit Program GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
1,100,000	5.000	03/01/18	1,160,236
1,050,000	5.000	03/01/21	1,158,685
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA/Aa1)
375,000	5.375	11/01/14	392,344
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	302,778
345,000	3.000	03/01/18	347,936
360,000	3.000	03/01/19	357,106
385,000	3.150	03/01/21	374,043
700,000	3.300	03/01/23	674,478
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	230,771
Washington MO School District Direct Deposit GO Bonds (Refunding) (AGM) (AA+/Aa3)
1,000,000	5.250	03/01/13	1,101,430
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
405,000	2.700	04/15/16	403,570
470,000	3.250	04/15/18	466,306
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	743,294

			220,492,605

Oregon – 0.6%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
1,500,000	5.250	08/15/17	1,680,270

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – 0.4%
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
$1,000,000	4.750%	02/01/25	$ 1,055,840

Puerto Rico – 0.2%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/A3)
555,000	5.000	07/01/22	607,919

South Carolina – 0.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
1,035,000	5.000	12/01/28	1,062,210

Texas – 0.7%
Garland TX Electric Utility System Revenue Bonds (A+/NR)
1,015,000	5.000	03/01/14	1,109,101
Mansfield TX GO Certificates (AA/Aa2)
700,000	5.750	02/15/22	804,811

			1,913,912

Washington – 1.0%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
2,500,000	5.250	07/01/25	2,609,575

TOTAL INVESTMENTS – 99.3%
(Cost $252,638,972)			$263,898,169

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			1,899,831

NET ASSETS – 100.0%			$265,798,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	49

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
CIFG	—Insured by CIFG Assurance North America, Inc.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/10	AS OF 10/31/09

General Obligations	25.0%	28.5%
Lease	23.5	18.9
Hospital	17.7	12.3
General	9.9	8.6
Water/Sewer	5.7	6.1
Prerefunded/Escrow to Maturity	1.9	5.8
Transportation	4.9	5.3
Education	4.6	5.1
Single Family Housing	2.1	2.5
Crossover	1.1	2.5
Power	1.3	1.2
Student	0.0	0.7
Multi Family Housing	1.6	0.4
Short-term Investment	0.0	2.2

TOTAL INVESTMENTS	99.3%	100.1%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

50	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2010 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2009 - October 31, 2010	Fund Total Return(a)	Index Total Return	Index
Kansas Tax-Free Intermediate Bond Fund	5.15%	7.35%	Barclays Capital 3-15 Year Blend(c)

Standardized Average Annual Total Return through September 30, 2010(b)

Standardized Average Annual Total Return through September 30, 2010(b)	One Year	Five Year	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	4.09%	4.37%	4.62%
Barclays Capital 3-15 Year Blend Index (as of December 26, 2000)(c)	5.79%	5.43%	5.39%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from December 26, 2000 through October 31, 2010.

Average Annual Total Return through October 31, 2010	One Year	Five Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	5.15%	4.46%	4.56%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Kansas Tax-Free Intermediate Bond Fund	0.70%	0.94%

(a)

Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures i

n	the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of the waiver and expense agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.8%
Arizona – 0.6%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 464,666

California – 0.6%
Sacramento County CA Airport System Revenue Bonds (A/A2)
500,000	5.000	07/01/27	531,880

Florida – 3.4%
Duval County FL School Board Certificates of Participation (Master Lease Program) Series B (AA-/Aa3)
1,250,000	5.000	07/01/35	1,267,137
Port St. Lucie FL Lease Revenue Bonds (Wyndcrest Project-Recovery Zone Facility Bonds) Series B (A/Aa3)
1,000,000	4.500	09/01/24	1,000,730
Tampa FL Revenue Bonds (Health System-Catholic East) (A/A1)
500,000	5.000	11/15/16	564,220

			2,832,087

Illinois – 1.1%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	914,958

Indiana – 4.0%
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,050,590
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	972,310
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AA+/Aa3)
1,300,000	5.000	01/15/31	1,365,988

			3,388,888

Iowa – 0.6%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
475,000	5.000	07/01/23	486,842

Kansas – 75.8%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/NR)(a)
1,000,000	4.750	08/01/12	1,073,720
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,000,000	5.250	09/01/24	1,070,130
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,026,123
235,000	4.000	09/01/18	252,559
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/Aa3)
440,000	5.000	12/01/13	456,830

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
$ 400,000	2.000%	12/01/11	$ 402,128
1,015,000	2.000	12/01/13	1,021,618
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/A1)
1,450,000	5.000	03/01/12	1,495,849
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
1,000,000	5.000	08/01/12	1,074,780
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
495,000	5.000	09/01/15	561,780
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	794,544
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,071,310
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AGM) (AA+/Aa3)
625,000	5.125	10/01/16	633,538
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/NR)
500,000	6.000	10/01/16	607,545
1,770,000	5.000	10/01/18	1,929,034
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	1,011,395
975,000	5.000	10/01/23	1,059,503
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	225,992
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	289,919
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	736,463
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (NATL-RE) (NR/A2)(b)
1,870,000	3.750	05/15/26	1,872,188
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,128,130
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	851,136

52	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
$1,270,000	5.250%	05/01/13	$ 1,297,572
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,425,861
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
300,000	5.000	07/01/14	300,840
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,209,340
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (NATL-RE) (AA/Baa1)
400,000	5.000	02/01/12	401,120
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
400,000	5.000	05/01/12	408,596
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/NR)(a)
450,000	5.000	08/01/13	502,763
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/NR)
1,600,000	5.000	08/01/17	1,719,952
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,128,900
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (NATL-RE) (AA/NR)
20,000	4.000	10/01/11	20,662
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	755,647
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)
1,500,000	6.000	04/01/27	1,611,120
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/NR)
600,000	5.000	06/01/13	634,458
630,000	5.000	06/01/14	663,944
300,000	5.000	06/01/16	312,618
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
750,000	5.250	01/01/25	815,872
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,212,074

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
$1,015,000	5.000%	06/01/17	$ 1,093,003
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	341,695
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A2)
1,000,000	5.375	07/01/14	1,068,470
455,000	5.375	07/01/15	483,383
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,675,491
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,225,598
315,000	5.250	09/01/29	344,761
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (A/Baa1)
150,000	5.000	09/01/20	163,878
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	346,711
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (NATL-RE) (A/Baa1)
1,650,000	5.000	09/01/17	1,839,189
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,277,515
Pittsburg KS GO Bonds (Refunding) (AGM) (NR/Aa3)
210,000	5.500	09/01/11	217,982
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	526,385
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	461,124
Saline County KS Unified School District No. 305 Salina GO Bonds (AGM) (NR/Aa2)
100,000	5.500	09/01/16	103,877
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (AGM) (NR/Aa2)
70,000	5.500	09/01/16	72,006
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (A/NR)
680,000	5.250	09/01/14	723,751
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,141,790

The accompanying notes are an integral part of these financial statements.	53

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA+/NR)
$1,500,000	5.000%	11/01/32	$ 1,583,235
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Morgage Backed Securities Program) Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
1,000,000	5.250	12/01/38	1,043,000
Shawnee County KS GO Bonds (Refunding & Improvement) (NR/Aa2)
500,000	3.000	09/01/11	510,270
360,000	3.000	09/01/12	375,278
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa2)(a)
500,000	5.000	02/01/12	528,585
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
535,000	5.000	06/01/16	626,699
1,000,000	5.000	06/01/23	1,134,520
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa1)
300,000	5.000	06/01/23	340,356
475,000	5.000	06/01/24	533,762
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)(a)
1,000,000	6.000	09/01/12	1,097,040
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (A/Aa2)
1,000,000	5.000	10/01/19	1,068,590
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A1)
1,595,000	5.000	09/01/21	1,705,470
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (AGM) (NR/Aa3)
85,000	6.375	09/01/11	88,843
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
2,305,000	4.000	09/01/20	2,516,276
Wyandotte County KS Unified Government GO Bonds (Refunding) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	09/01/11	1,033,470
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/NR)
1,000,000	5.250	09/01/17	1,172,960
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (AGM) (AA+/Aa2)
160,000	5.000	09/01/12	172,685

			63,705,201

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – 1.3%
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Kings Daughters Medical) (A+/A1)
$1,000,000	5.000%	02/01/17	$ 1,096,950

Louisiana – 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,107,680

Massachusetts – 0.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
500,000	5.300	01/01/30	518,695

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
500,000	5.250	08/15/18	560,225

Puerto Rico – 6.1%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (A/A3)
475,000	5.500	07/01/16	529,055
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA+/Aa3)
425,000	5.500	07/01/15	474,802
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A2)
500,000	6.250	07/01/13	554,510
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB/Aaa)(a)
655,000	5.250	07/01/13	733,803
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa3)
345,000	5.250	07/01/21	354,011
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/A3)
1,275,000	5.000	07/01/21	1,390,145
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/A3)
1,000,000	5.250	07/01/21	1,118,860

			5,155,186

South Carolina – 0.6%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
500,000	5.000	12/01/28	513,145

54	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
$ 750,000	5.250%	07/01/25	$ 782,873

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $79,716,760)			$83,059,276

Short-term Investment(c) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$ 796,000	0.010%	11/01/10	$ 796,000
Maturity Value: $796,001
(Cost $796,000)

TOTAL INVESTMENTS – 99.7%
(Cost $80,512,760)			$83,855,276

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			211,653

NET ASSETS – 100.0%			$84,066,929

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2010.
(c)	Repurchase agreement was entered into on October 29, 2010. This agreement was fully collateralized by $760,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $816,924.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	—Arkansas Development Finance Authority
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
CIFG	—Insured by CIFG Assurance North America, Inc.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/10	AS OF 10/31/09

General Obligations	39.1%	43.8%
Hospital	16.1	13.5
Lease	13.7	9.7
Prerefunded/Escrow to Maturity	4.9	8.9
Education	8.2	6.5
Water/Sewer	4.0	4.3
Transportation	3.3	3.7
General	3.3	2.1
Power	4.3	2.1
Single Family Housing	1.9	1.5
Crossover	0.0	0.3
Short-term Investment	0.9	1.7

TOTAL INVESTMENTS	99.7%	98.1%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2010

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments in securities, at value (identified cost $108,704,817, $45,612,798, $43,055,206, $592,703,106, $126,680,498, $184,111,785, $252,638,972 and $80,512,760, respectively)	$119,726,337	$49,987,755	$53,488,387
Cash	283	2,889	504
Receivables:
Interest and dividends	67,176	87,654	15,383
Fund shares sold	50,800	12,182	442
Investment securities sold	—	—	—
Reimbursement from adviser	8,176	—	—
Other assets	4,416	2,420	2,035
Total Assets	119,857,188	50,092,900	53,506,751

Liabilities:
Due to custodian	—	—	—
Payables:
Income distributions	—	—	—
Investment securities purchased	—	—	—
Advisory fees	75,095	38,932	33,193
Fund shares redeemed	79,403	30,888	10,397
Deferred trustee fees	50,629	31,351	22,045
Administration fees	15,019	6,385	6,639
Accrued expenses	70,004	53,725	54,294
Total Liabilities	290,150	161,281	126,568

Net Assets:
Paid-in capital	118,246,939	64,445,436	44,675,251
Accumulated undistributed (distributions in excess of) net investment income (loss)	908,501	21,925	(16,259)
Accumulated net realized gain (loss) from investment transactions	(10,609,922)	(18,910,699)	(1,711,990)
Net unrealized gain on investments	11,021,520	4,374,957	10,433,181
Net Assets	$119,567,038	$49,931,619	$53,380,183

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	4,835,100	2,640,237	1,708,680
Net asset value (net assets/shares outstanding)	$24.73	$ 18.91	$31.24

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$645,735,322	$132,227,970	$191,496,886	$263,898,169	$83,855,276
985	792	617	—	274

5,680,331	806,764	2,367,959	3,229,184	978,590
254,600	495,126	294,727	123,451	303,000
—	—	627,070	—	—
—	13,883	24,787	33,411	18,281
22,730	4,620	6,803	9,284	3,016
651,693,968	133,549,155	194,818,849	267,293,499	85,158,437

—	—	—	8,741	—

2,078,512	217,496	534,457	672,330	212,133
—	—	2,150,000	500,000	745,785
275,708	56,208	81,540	113,548	35,574
200,259	121,391	1,039	20,799	1,738
173,436	45,996	49,745	56,082	21,834
82,713	16,862	24,462	34,065	10,672
188,562	68,917	80,257	89,934	63,772
2,999,190	526,870	2,921,500	1,495,499	1,091,508

604,362,790	141,397,911	181,977,712	254,108,002	80,135,210
(2,191,385)	(482,801)	139,843	(90,575)	(64,263)
(6,508,843)	(13,440,297)	2,394,693	521,376	653,466
53,032,216	5,547,472	7,385,101	11,259,197	3,342,516
$648,694,778	$133,022,285	$191,897,349	$265,798,000	$84,066,929

31,880,910	7,198,535	9,842,156	13,491,904	4,351,326
$20.35	$18.48	$19.50	$19.70	$19.32

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2010

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$—	$—	$—
Dividends	2,208,787	1,521,557	559,830
Total Investment Income	2,208,787	1,521,557	559,830

Expenses:
Advisory fees	850,337	467,702	384,099
Administration fees	170,067	93,540	76,820
Shareowner servicing fees	140,939	49,595	41,597
Custody and accounting fees	47,428	58,386	52,659
Transfer Agent fees	87,464	47,279	59,501
Professional fees	39,735	28,543	25,604
Registration fees	23,940	19,575	22,293
Printing and mailing fees	12,402	5,241	4,833
Trustee fees	8,630	4,845	3,914
Other	22,852	10,995	10,796
Total Expenses	1,403,794	785,701	682,116
Less — expense reimbursements	(122,626)	(37,382)	—
Net Expenses	1,281,168	748,319	682,116
Net Investment Income (Loss)	927,619	773,238	(122,286)

Realized and unrealized gain (loss) from investment transactions:
Net realized gain (loss) from investment transactions	5,759,676	(1,025,763)	3,655,511
Net change in unrealized gain on investments	11,679,609	8,277,144	9,862,640
Net realized and unrealized gain from investment transactions	17,439,285	7,251,381	13,518,151
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,366,904	$8,024,619	$13,395,865

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$33,476,397	$3,994,991	$7,541,688	$10,167,923	$3,207,263
566,070	—	—	—	—
34,042,467	3,994,991	7,541,688	10,167,923	3,207,263

3,051,549	608,228	900,467	1,248,092	400,268
915,465	182,468	270,140	374,427	120,080
495,672	89,997	123,527	171,738	51,063
128,356	67,836	82,259	90,435	59,044
86,935	47,013	37,984	55,276	35,120
145,791	40,412	51,532	65,682	32,897
34,048	24,095	23,155	14,517	23,514
53,413	10,805	15,229	22,555	6,792
43,953	9,285	13,706	18,976	6,129
92,011	6,322	29,377	40,262	17,847
5,047,193	1,086,461	1,547,376	2,101,960	752,754
—	(259,286)	(286,824)	(354,671)	(192,387)
5,047,193	827,175	1,260,552	1,747,289	560,367
28,995,274	3,167,816	6,281,136	8,420,634	2,646,896

4,360,130	61,822	2,425,189	507,154	654,148
33,158,157	2,783,401	4,152,801	4,912,633	727,425
37,518,287	2,845,223	6,577,990	5,419,787	1,381,573
$66,513,561	$6,013,039	$12,859,126	$13,840,421	$4,028,469

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2009	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2009
From Operations:
Net investment income (loss)	$927,619	$545,044	$773,238	$1,282,094
Net realized gain (loss) from investment transactions	5,759,676	(11,886,577)	(1,025,763)	(12,483,096)
Net change in unrealized gain on investments	11,679,609	26,527,092	8,277,144	16,196,437
Net increase in net assets resulting from operations	18,366,904	15,185,559	8,024,619	4,995,435

Distributions to Shareholders:
From net investment income	(550,888)	(314,245)	(790,500)	(1,302,063)
From net realized gains	—	—	—	—
Total distributions to shareholders	(550,888)	(314,245)	(790,500)	(1,302,063)

From Share Transactions:
Proceeds from sales of shares	14,117,639	18,223,112	10,092,891	23,883,435
Reinvestment of dividends and distributions	231,828	142,078	159,149	328,893
Cost of shares redeemed	(23,120,014)	(34,033,576)	(31,176,821)	(29,009,047)
Net increase (decrease) in net assets resulting from share transactions	(8,770,547)	(15,668,386)	(20,924,781)	(4,796,719)
TOTAL INCREASE (DECREASE)	9,045,469	(797,072)	(13,690,662)	(1,103,347)

Net Assets:
Beginning of year	110,521,569	111,318,641	63,622,281	64,725,628
End of year	$119,567,038	$110,521,569	$49,931,619	$63,622,281
Accumulated undistributed (distributions in excess of) net investment income (loss)	$908,501	$531,855	$21,925	$39,187

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2009	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2009

$(122,286)	$50,646	$28,995,274	$27,538,006
3,655,511	(5,241,105)	4,360,130	6,789,541
9,862,640	14,072,370	33,158,157	48,389,247
13,395,865	8,881,911	66,513,561	82,716,794

(73,820)	(17,918)	(29,868,886)	(28,468,160)
—	(1,678,431)	—	—
(73,820)	(1,696,349)	(29,868,886)	(28,468,160)

3,943,245	12,490,541	139,473,917	142,470,239
17,725	895,718	5,321,497	5,328,441
(12,674,320)	(12,244,500)	(103,304,905)	(126,656,082)
(8,713,350)	1,141,759	41,490,509	21,142,598
4,608,695	8,327,321	78,135,184	75,391,232

48,771,488	40,444,167	570,559,594	495,168,362
$53,380,183	$48,771,488	$648,694,778	$570,559,594
$(16,259)	$37,968	$(2,191,385)	$(2,421,456)

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2009	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2009
From Operations:
Net investment income	$3,167,816	$2,676,493	$6,281,136	$5,834,435
Net realized gain from investment transactions	61,822	580,444	2,425,189	424,421
Net change in unrealized gain on investments	2,783,401	3,172,974	4,152,801	9,196,966
Net increase in net assets resulting from operations	6,013,039	6,429,911	12,859,126	15,455,822

Distributions to Shareholders:
From net investment income	(3,849,938)	(3,407,887)	(6,266,632)	(5,818,864)
From net realized gains	—	—	(422,586)	(1,437,570)
Total distributions to shareholders	(3,849,938)	(3,407,887)	(6,689,218)	(7,256,434)

From Share Transactions:
Proceeds from sales of shares	64,398,029	57,048,228	46,150,365	52,145,356
Reinvestment of dividends and distributions	1,160,258	1,127,293	222,529	467,592
Cost of shares redeemed	(40,679,699)	(33,671,525)	(24,523,400)	(33,508,935)
Net increase in net assets resulting from share transactions	24,878,588	24,503,996	21,849,494	19,104,013
TOTAL INCREASE	27,041,689	27,526,020	28,019,402	27,303,401

Net Assets:
Beginning of year	105,980,596	78,454,576	163,877,947	136,574,546
End of year	$133,022,285	$105,980,596	$191,897,349	$163,877,947
Accumulated undistributed (distributions in excess of) net investment income	$(482,801)	$(322,937)	$139,843	$94,823

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2009	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2009

$ 8,420,634	$7,089,139	$2,646,896	$2,490,719
507,154	334,436	654,148	242,810
4,912,633	9,928,258	727,425	4,259,673
13,840,421	17,351,833	4,028,469	6,993,202

(8,414,142)	(7,082,730)	(2,647,292)	(2,490,319)
(336,038)	(203,344)	(242,550)	(155,289)
(8,750,180)	(7,286,074)	(2,889,842)	(2,645,608)

80,752,601	96,605,537	21,235,888	24,193,446
913,400	451,263	303,525	177,023
(50,644,920)	(47,273,946)	(14,488,676)	(21,826,422)
31,021,081	49,782,854	7,050,737	2,544,047
36,111,322	59,848,613	8,189,364	6,891,641

229,686,678	169,838,065	75,877,565	68,985,924
$265,798,000	$229,686,678	$84,066,929	$75,877,565
$ (90,575)	$(82,459)	$(64,263)	$(64,686)

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2010

1. ORGANIZATION

The Commerce Funds (the “Trust”) are a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank, N.A. (“Commerce Bank”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Board of Trustees.

B.  Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Certain mortgage security paydown gains and losses are included in interest income in the accompanying Statements of Operations. Market discounts, original issue discount and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

In addition, distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Code, applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax- Free Intermediate Bond and Kansas Tax- Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. The Funds’ capital accounts on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical,

unrestricted assets or liabilities;

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2010

3. FAIR VALUE OF INVESTMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of October 31, 2010:

Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$119,027,337	$—	$—
Short-term Investment	—	699,000	—
Total	$119,027,337	$699,000	$—

Value	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$49,648,755	$—	$—
Short-term Investment	—	339,000	—
Total	$49,648,755	$339,000	$—

MidCap Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$53,217,387	$—	$—
Short-term Investment	—	271,000	—
Total	$53,217,387	$271,000	$—

Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$53,078,468	$—
Taxable Municipal Bond Obligations	—	52,096,651	—
Mortgage-Backed Obligations	—	214,777,371	—
Corporate Obligations	—	182,389,005	—
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	22,414,514	93,990,024	—
Government Guarantee Obligations	—	13,133,627	—
Investment Company	4,862,662	—	—
Short-term Investment	—	8,993,000	—
Total	$27,277,176	$618,458,146	$—

Short-Term Government	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,162,539	$—
Mortgage-Backed Obligations	—	36,466,629	—
Government Guarantee Obligations	—	9,325,230	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	18,084,770	61,258,802	—
Short-term Investment	—	4,930,000	—
Total	$18,084,770	$114,143,200	$—

COMMERCE FUNDS

3. FAIR VALUE OF INVESTMENTS (continued)

National Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Debt Obligations	$—	$190,501,886	$—
Short-term Investment	—	995,000	—
Total	$—	$191,496,886	$—

Missouri Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Debt Obligation	$—	$263,898,169	$—

Kansas Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Debt Obligations	$—	$83,059,276	$—
Short-term Investment	—	796,000	—
Total	$—	$83,855,276	$—

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual annual rate is 0.75% for the Growth, Value and MidCap Growth Funds and 0.50% for the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions for all Funds (other than the Mid Cap Growth Fund)) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.20%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Such expense reimbursements, if any, are computed daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2010.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2010

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the fiscal year ended October 31, 2010, Commerce Bank has retained $736,311 in shareowner servicing fees.

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued quarterly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2010, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (excluding U.S. Government and Agency Obligations)	Sales and maturities of U.S. Government and Agency Obligations	Sales and maturities (excluding U.S. Government and Agency Obligations)
Growth	$—	$50,534,306	$—	$57,792,946
Value	—	28,216,398	—	45,994,863
MidCap Growth	—	22,474,179	—	31,076,390
Bond	74,259,691	110,463,431	23,832,478	129,969,500
Short-Term Government	52,993,174	3,317,755	26,922,782	6,223,846
National Tax-Free Intermediate Bond	—	105,183,724	—	80,240,594
Missouri Tax-Free Intermediate Bond	—	80,091,725	—	45,691,507
Kansas Tax-Free Intermediate Bond	—	26,830,275	—	17,855,142

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2010 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$550,888	$790,500	$73,820	$29,868,886

COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$3,849,938	$460,081	$165,999	$69,344
Net long-term capital gains	—	—	177,155	175,592
Total taxable distributions	$3,849,938	$460,081	$343,154	$244,936
Total tax-exempt income distributions	$—	$6,229,137	$8,407,026	$2,644,906

The tax character of distributions paid during the fiscal year ended October 31, 2009 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$314,245	$1,302,063	$16,096	$28,468,160
Net long-term capital gains	—	—	1,680,253	—
Total taxable distributions	$314,245	$1,302,063	$1,696,349	$28,468,160

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$3,407,887	$11,222	$789	$1,192
Net long-term capital gains	—	1,437,607	203,424	155,412
Total taxable distributions	$3,407,887	$1,448,829	$204,213	$156,604
Total tax-exempt income distributions	$—	$5,807,605	$7,081,861	$2,489,004

As of October 31, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$935,382	$43,900	$—	$2,356,421
Capital loss carryforward	(10,176,163)	(17,836,966)	(1,701,305)	(6,508,843)
Timing differences (distributions payable, deferred compensation)	(26,881)	(21,976)	(16,259)	(2,215,335)
Unrealized gains (losses) — net	10,587,761	3,301,225	10,422,496	50,699,745
Total accumulated gains (losses) — net	$1,320,099	$(14,513,817)	$8,704,932	$44,331,988

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$221,308	$747,258	$119,995	$110,619
Undistributed tax-exempt income	—	664,851	618,962	159,133
Undistributed long-term capital gains	—	1,647,435	401,383	542,847
Total undistributed earnings	$221,308	$3,059,544	$1,140,340	$812,599
Capital loss carryforward	(13,440,297)	—	—	—
Timing differences (distributions payable, deferred compensation)	(237,078)	(562,085)	(707,836)	(224,933)
Unrealized gains — net	5,080,441	7,422,178	11,257,494	3,344,053
Total accumulated gains (losses) — net	$(8,375,626)	$9,919,637	$11,689,998	$3,931,719

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2010

6. TAX INFORMATION (continued)

	Growth	Value	MidCap Growth	Bond
Capital loss carryforward:(1)(2)
Expiring 2012	$—	$—	$—	$(2,391,657)
Expiring 2013	—	—	—	(540,238)
Expiring 2014	—	—	—	(3,576,948)
Expiring 2016	—	(4,798,672)	—	—
Expiring 2017	(10,176,163)	(11,694,039)	(1,701,305)	—
Expiring 2018	—	(1,344,255)	—	—
Total capital loss carryforward:	$(10,176,163)	$(17,836,966)	$(1,701,305)	$(6,508,843)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:(1)
Expiring 2011	$(2,174,462)	$—	$—	$—
Expiring 2012	(3,771,248)	—	—	—
Expiring 2013	(2,538,488)	—	—	—
Expiring 2014	(2,653,199)	—	—	—
Expiring 2015	(1,094,544)	—	—	—
Expiring 2016	(347,228)	—	—	—
Expiring 2017	(400,692)	—	—	—
Expiring 2018	(460,436)	—	—	—
Total capital loss carryforward:	$(13,440,297)	$—	$—	$—

(1)	Expiration occurs on October 31 of the year indicated. The Short-Term Government Fund had a capital loss carryforward of $679,994 that expired in the current fiscal year.

(2)	The Growth, MidCap Growth, and Bond Funds utilized $5,752,541, $3,647,890, and $3,256,447, respectively of capital losses in the current fiscal year.

As of October 31, 2010, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$109,138,576	$46,686,530	$43,065,891	$595,035,577
Gross unrealized gain	17,145,584	5,234,405	11,647,198	56,122,672
Gross unrealized loss	(6,557,823)	(1,933,180)	(1,224,702)	(5,422,927)
Net unrealized security gain	$10,587,761	$3,301,225	$10,422,496	$50,699,745

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$127,147,529	$184,074,708	$252,640,675	$80,511,223
Gross unrealized gain	5,447,959	7,684,051	11,494,570	3,446,652
Gross unrealized loss	(367,518)	(261,873)	(237,076)	(102,599)
Net unrealized security gain	$5,080,441	$7,422,178	$11,257,494	$3,344,053

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of market discount accretion and premium amortization.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from taxable over distributions, expired capital loss carryforward, net operating losses, and the differences in tax treatment relating to the recognition of income and gains (losses) of certain bonds, market discount accretion and premium amortization.

COMMERCE FUNDS

6. TAX INFORMATION (continued)

Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss)
Growth	$85	$—	$(85)
MidCap Growth	(141,879)	—	141,879
Bond	—	(1,103,683)	1,103,683
Short-Term Government	(679,994)	157,736	522,258
National Tax-Free Intermediate Bond	—	(30,516)	30,516
Missouri Tax-Free Intermediate Bond	—	14,608	(14,608)
Kansas Tax-Free Intermediate Bond	—	(819)	819

GSAM and Commerce have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2010

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Fiscal Year Ended October 31, 2010		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold	616,040	$14,117,639	1,027,325	$18,223,112
Reinvestment of distributions	9,915	231,828	8,462	142,078
Shares redeemed	(995,250)	(23,120,014)	(1,868,944)	(34,033,576)
Net Decrease	(369,295)	$(8,770,547)	(833,157)	$(15,668,386)

	Value Fund
	For the Fiscal Year Ended October 31, 2010		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold	564,117	$10,092,891	1,692,614	$23,883,435
Reinvestment of distributions	8,717	159,149	22,254	328,893
Shares redeemed	(1,717,652)	(31,176,821)	(1,897,288)	(29,009,047)
Net Decrease	(1,144,818)	$(20,924,781)	(182,420)	$(4,796,719)

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2010		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold	141,993	$3,943,245	627,432	$12,490,541
Reinvestment of distributions	660	17,725	52,181	895,718
Shares redeemed	(461,310)	(12,674,320)	(566,072)	(12,244,500)
Net Increase (Decrease)	(318,657)	$(8,713,350)	113,541	$1,141,759

COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Bond Fund
	For the Fiscal Year Ended October 31, 2010		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold	7,088,103	$139,473,917	7,758,152	$142,470,239
Reinvestment of distributions	269,514	5,321,497	290,053	5,328,441
Shares redeemed	(5,232,442)	(103,304,905)	(6,927,959)	(126,656,082)
Net Increase	2,125,175	$41,490,509	1,120,246	$21,142,598

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2010		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold	3,529,360	$64,398,029	3,176,909	$57,048,228
Reinvestment of distributions	63,425	1,160,258	62,883	1,127,293
Shares redeemed	(2,229,565)	(40,679,699)	(1,878,650)	(33,671,525)
Net Increase	1,363,220	$24,878,588	1,361,142	$24,503,996

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2010		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold	2,410,272	$46,150,365	2,818,250	$52,145,356
Reinvestment of distributions	11,631	222,529	26,139	467,592
Shares redeemed	(1,279,385)	(24,523,400)	(1,807,241)	(33,508,935)
Net Increase	1,142,518	$21,849,494	1,037,148	$19,104,013

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2010		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold	4,142,096	$80,752,601	5,055,525	$96,605,537
Reinvestment of distributions	46,781	913,400	23,648	451,263
Shares redeemed	(2,595,547)	(50,644,920)	(2,479,052)	(47,273,946)
Net Increase	1,593,330	$31,021,081	2,600,121	$49,782,854

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2010		For the Fiscal Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold	1,107,510	$21,235,888	1,281,803	$24,193,446
Reinvestment of distributions	15,826	303,525	9,526	177,023
Shares redeemed	(756,113)	(14,488,676)	(1,161,942)	(21,826,422)
Net Increase	367,223	$7,050,737	129,387	$2,544,047

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Fiscal Years Ended October 31,
2010	$21.24	$0.19	(c)	$3.41	$3.60	$(0.11)	$—	$(0.11)
2009(d)	18.44	0.10		2.75	2.85	(0.05)	—	(0.05)
2008	29.11	0.05		(10.39)	(10.34)	(0.04)	(0.29)	(0.33)
2007	25.56	0.04		3.55	3.59	(0.04)	—	(0.04)
2006(e)	22.56	0.04		3.08	3.12	(0.12)	—	(0.12)

VALUE FUND
For the Fiscal Years Ended October 31,
2010	$16.81	$0.22		$2.10	$2.32	$(0.22)	$—	$(0.22)
2009(d)	16.31	0.30		0.50	0.80	(0.30)	—	(0.30)
2008	29.02	0.39		(9.84)	(9.45)	(0.39)	(2.87)	(3.26)
2007	29.53	0.36		1.90	2.26	(0.36)	(2.41)	(2.77)
2006(e)	24.96	0.35		4.66	5.01	(0.34)	(0.10)	(0.44)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.13 per share and 0.56% of average net assets.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover rate

$24.73	16.98%	$119,567	1.13%	1.24%	0.82	%(c)	46%
21.24	15.55	110,522	1.13	1.20	0.52		39
18.44	(35.82)	111,319	1.11	1.11	0.18		43
29.11	14.04	223,441	1.13	1.14	0.15		70
25.56	13.86	173,813	1.13	1.18	0.16		47

$18.91	13.88%	$49,932	1.20%	1.26%	1.24%		47%
16.81	5.19	63,622	1.20	1.22	1.98		61
16.31	(36.04)	64,726	1.14	1.14	1.74		45
29.02	8.11	141,455	1.13	1.13	1.25		55
29.53	20.29	120,685	1.18	1.18	1.28		49

The accompanying notes are an integral part of these financial statements.	75

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Fiscal Years Ended October 31,
2010	$24.06	$(0.07)	$7.29	$7.22	$(0.04)	$—	$(0.04)
2009(c)	21.13	0.02	3.81	3.83	(0.01)	(0.89)	(0.90)
2008	37.60	0.01	(13.72)	(13.71)	—	(2.76)	(2.76)
2007	33.61	(0.11)	4.14	4.03	—	(0.04)	(0.04)
2006(d)	28.45	(0.11)	5.27	5.16	—	—	—

BOND FUND
For the Fiscal Years Ended October 31,
2010	$19.17	$0.93	$1.21	$2.14	$(0.96)	$—	$(0.96)
2009(c)	17.29	0.96	1.91	2.87	(0.99)	—	(0.99)
2008	18.39	0.85	(1.07)	(0.22)	(0.88)	—	(0.88)
2007	18.12	0.82	0.31 (e)	1.13	(0.86)	—	(0.86)
2006(d)	18.12	0.78	0.06	0.84	(0.84)	—	(0.84)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(e)	Reflects an increase of $0.19 per share and 1.06% of average net assets due in payments received for class action settlements received.

(f)	Total return reflects the impact of payments received for class action settlements received. Excluding such payments, the total return would have been 5.31%.

76	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$31.24	30.08%	$53,380	1.33%	1.33%	(0.24)%	45%
24.06	19.76	48,771	1.33	1.33	0.12	58
21.13	(39.07)	40,444	1.21	1.21	0.02	57
37.60	12.01	100,357	1.18	1.18	(0.32)	65
33.61	18.14	91,874	1.22	1.22	(0.35)	64

$20.35	11.46%	$648,695	0.83%	0.83%	4.75%	26%
19.17	17.00	570,560	0.81	0.81	5.23	22
17.29	(1.37)	495,168	0.79	0.79	4.62	9
18.39	6.37 (f)	537,430	0.82	0.82	4.50	23
18.12	4.76	548,713	0.85	0.85	4.35	38

The accompanying notes are an integral part of these financial statements.	77

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT-TERM GOVERNMENT FUND
For the Fiscal Years Ended October 31,
2010	$18.16	$0.48	$0.42	$0.90	$(0.58)	$—	$(0.58)
2009(c)	17.53	0.56	0.79	1.35	(0.72)	—	(0.72)
2008	17.65	0.66	(0.03)	0.63	(0.75)	—	(0.75)
2007	17.56	0.69	0.16	0.85	(0.76)	—	(0.76)
2006(d)	17.57	0.61	0.11	0.72	(0.73)	—	(0.73)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2010	$18.84	$0.67	$0.71	$1.38	$(0.67)	$(0.05)	$(0.72)
2009(c)	17.82	0.70	1.20	1.90	(0.70)	(0.18)	(0.88)
2008	18.83	0.70	(0.96)	(0.26)	(0.70)	(0.05)	(0.75)
2007	19.07	0.71	(0.19)	0.52	(0.71)	(0.05)	(0.76)
2006(d)	19.05	0.72	0.13	0.85	(0.73)	(0.10)	(0.83)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

78	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$18.48	5.04%	$133,022	0.68%	0.89%	2.60%	28%
18.16	7.85	105,981	0.68	0.93	3.14	25
17.53	3.60	78,455	0.68	0.90	3.68	30
17.65	4.97	87,511	0.68	0.90	3.91	15
17.56	4.21	129,940	0.68	0.89	3.49	28

$19.50	7.43%	$191,897	0.70%	0.86%	3.49%	46%
18.84	10.89	163,878	0.70	0.85	3.77	27
17.82	(1.47)	136,575	0.70	0.82	3.76	45
18.83	2.81	145,265	0.70	0.83	3.78	42
19.07	4.57	154,304	0.70	0.88	3.80	42

The accompanying notes are an integral part of these financial statements.	79

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2010	$19.30	$0.66	$0.43	$1.09	$(0.66)	$(0.03)	$(0.69)
2009(c)	18.27	0.67	1.05	1.72	(0.67)	(0.02)	(0.69)
2008	19.01	0.69	(0.66)	0.03	(0.69)	(0.08)	(0.77)
2007	19.22	0.71	(0.19)	0.52	(0.71)	(0.02)	(0.73)
2006(d)	19.19	0.74	0.10	0.84	(0.75)	(0.06)	(0.81)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2010	$19.05	$0.63	$0.33	$0.96	$(0.63)	$(0.06)	$(0.69)
2009(c)	17.90	0.63	1.20	1.83	(0.64)	(0.04)	(0.68)
2008	18.58	0.64	(0.63)	0.01	(0.64)	(0.05)	(0.69)
2007	18.78	0.66	(0.14)	0.52	(0.66)	(0.06)	(0.72)
2006(d)	18.75	0.70	0.08	0.78	(0.70)	(0.05)	(0.75)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

80	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$19.70	5.72%	$265,798	0.70%	0.84%	3.37%	19%
19.30	9.54	229,687	0.70	0.83	3.50	10
18.27	0.10	169,838	0.70	0.81	3.63	7
19.01	2.77	148,824	0.68	0.82	3.74	21
19.22	4.48	159,628	0.65	0.88	3.87	15

$19.32	5.15%	$84,067	0.70%	0.94%	3.31%	23%
19.05	10.33	75,878	0.70	0.93	3.38	16
17.90	0.01	68,986	0.70	0.90	3.46	13
18.58	2.82	69,270	0.68	0.92	3.55	18
18.78	4.28	69,075	0.65	0.98	3.75	33

The accompanying notes are an integral part of these financial statements.	81

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Commerce Funds:

We have audited the accompanying statements of assets and liabilities of Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, portfolios of The Commerce Funds, (collectively, “The Commerce Funds”), including the schedules of investments, as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 21, 2010

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2010 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 through October 31, 2010.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10		Expenses Paid for the 6 months ended 10/31/10*	Beginning Account Value 5/1/10	Ending Account Value 10/31/10		Expenses Paid for the 6 months ended 10/31/10*	Beginning Account Value 5/1/10	Ending Account Value 10/31/10		Expenses Paid for the 6 months ended 10/31/10*	Beginning Account Value 5/1/10	Ending Account Value 10/31/10		Expenses Paid for the 6 months ended 10/31/10*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,010.20		$5.73	$1,000.00	$981.60		$5.99	$1,000.00	$1,069.90		$6.98	$1,000.00	$1,061.30		$4.25
Hypothetical 5% return	1,000.00	1,019.51	+	5.75	1,000.00	1,019.16	+	6.11	1,000.00	1,018.46	+	6.81	1,000.00	1,021.08	+	4.17
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,028.60		$3.48	$1,000.00	$1,040.70		$3.60	$1,000.00	$1,032.40		$3.59	$1,000.00	$1,031.30		$3.58
Hypothetical 5% return	1,000.00	1,021.78	+	3.47	1,000.00	1,021.68	+	3.57	1,000.00	1,021.68	+	3.57	1,000.00	1,021.68	+	3.57

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.13%	Short-Term Government	0.68%
Value	1.20	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.33	Missouri Tax-Free Intermediate Bond	0.70
Bond	0.83	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the fiscal year during which the Trustee attains the age of 75 years; provided that the Board, in its discretion, may vote to continue the service of any Trustee past the age of 75 years, or (d) the Trust terminates. The Trust does not have procedures in place to accept nominations of Trustees by shareowners. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
John Eric Helsing c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 11/6/33	Trustee*	16 years	Retired. Former Professor and Chairman, Department of Business Administration and Economics of William Jewell College. Former lecturer at William Jewell College.	8	None

David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/27/43	Lead Independent Trustee	16 years	Professor and Senior Fellow, Spiro Center for Entrepreneurial Leadership, Clemson University, since August 2004. Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, July 1996 to July 2004.	8	Director, Great Plains Energy Inc. since 1994.

Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 10/6/47	Trustee	7 years	Retired. Former Partner and Managing Partner of KPMG LLP until 2002.	8	Director, Garmin Ltd. (aviation and consumer technology) since 2004; Director, NPC International Inc. (restaurant business) since 2006.

*	Mr. Helsing retired as a Trustee on December 1, 2010 and was elected as a non-voting Trustee emeritus by the Board on November 18, 2010.

COMMERCE FUNDS

Interested Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
*Martin E. Galt III c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/6/42	Chairman and Trustee	7 years	Retired. Chairman, The Commerce Trust Company, September, 2004 to October 31, 2010. President, Investment Products, TIAA-CREF, January 1999 to October 2003. Executive Vice President, Bank of America (f/k/a NationsBank), 1997 to 2000.	8	None

Officers

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/17/60	President	2 years 6 months	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; President of The Commerce Funds, since May 2008; Vice President and Business Manager for The Commerce Funds, from December 1998 to May 2008.

Angela Dew Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 3/8/77	Vice President, Chief Compliance Officer, Secretary and Anti-Money Laundering Officer	4 years	Chief Compliance Officer of the Trust, since 2007. Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2007. Senior Audit Analyst, Commerce Bank, N.A., September 2001 to January 2007.

*

Mr. Galt is an interested person of the Trust because he is The Former Chairman of The Commerce Trust Company, an affiliate of the Adviser and the Trust, and because he owns shares of the Adviser’s parent company, Commerce Bancshares, Inc.

(1)	The “Fund Complex” consists of the Trust.

(2)

Directorships of companies required to file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Officers (continued)

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/18/67	Assistant Vice President	2 years	Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc. and The Commerce Funds, since November 2008; Assistant Vice President and Trust Operations Manager, The Commerce Trust Company, December 1998 to July 2008.

Scott McHugh Goldman, Sachs & Co. 200 West Street New York, NY 10282 DOB: 9/13/71	Treasurer	3 years	Vice President, Goldman Sachs Asset Management, Global Funds Services Group, since February 2007. Treasurer, Goldman Sachs Mutual Fund Complex, since October 2009. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since 2007 to October 2009. Director, DWS Scudder, 2005 to February 2007. Assistant Treasurer DWS Scudder Funds, 2005 to February 2007. Vice President, DWS Scudder, 2002 to 2005.

Peter W. Fortner Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 DOB: 1/25/58	Chief Accounting Officer	3 years	Vice President, Goldman, Sachs & Co., since July 2000. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

Philip V. Giuca, Jr. Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 DOB: 3/3/62	Assistant Treasurer	11 years	Assistant Treasurer and Vice President, Goldman, Sachs & Co., since May 1992.

Patricia Meyer Goldman, Sachs & Co. 200 West Street New York, NY 10282 DOB: 1/30/74	Assistant Secretary	8 months	Vice President and Associate General Counsel, Goldman, Sachs & Co., since 2008; Vice President and Assistant General Counsel, Goldman, Sachs & Co., since 2006-2008; Associate, Simpson Thacher & Bartlett, LLP 2000-2006.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUNDS

The Commerce Funds (continued)

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2010, 100% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2010, the Growth, Value, and Mid Cap Growth Funds designate 100% of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds designate $177,155 and $175,592, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2010.

During the year ended October 31, 2010, 99.42%, 99.92%, and 99.92%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2010, 100% of the distributions paid from net investment company taxable income by the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, are designated as either interest-related dividends or short-term capital gain dividends pursuant to section 871(k) of the Internal Revenue Code.

ADVISER AND CO-ADMINISTRATOR CO-ADMINISTRATOR

Commerce Investment Advisors, Inc. Goldman Sachs Asset Management, L.P. 922 Walnut Street 200 West Street 4th Floor New York, New York 10282 Kansas City, Missouri 64106

INDEPENDENT REGISTERED CUSTODIAN/ACCOUNTING AGENT PUBLIC ACCOUNTING FIRM

State Street Bank & Trust Company KPMG LLP

1 Lincoln Street Two Financial Center Boston, Massachusetts 02111 60 South St.

Boston, MA 02111

TRANSFER AGENT

Boston Financial Data Services, Inc. LEGAL COUNSEL

330 W. 9th Drinker Biddle & Reath LLP 4th Floor One Logan Square Kansas City, Missouri 64105 Stc. 2000

Philadelphia, Pennsylvania 19103-6996

DISTRIBUTOR

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services.The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains more complete information about the Commerce Funds’ investment objectives, risks, charges and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, Chairman J. Eric Helsing

David L. Bodde, Lead Independent Trustee

Charles W. Peffer

OFFICERS

William Schuetter, President

Angela Dew, Vice President, Chief Compliance Offi cer and Secretary Jeffrey Bolin, Assistant Vice President Peter W. Fortner, Chief Accounting Offi cer

Scott McHugh, Treasurer Philip V. Giuca Jr., Assistant Treasurer

Patricia Meyer, Assistant Secretary

922 Walnut Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

CB 5041

commerce funds 12/10

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 12(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $113,980 and $108,530 for fiscal years ended October 31, 2010 and 2009, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $33,600 and $32,000 for the fiscal years ended October 31, 2010 and 2009, respectively. Tax fees for the fiscal years ended October 31, 2010 and 2009 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $264,249 and $362,517 for the fiscal years ended October 31, 2010 and 2009, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 7, 2011

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 7, 2011